   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 30, 1996


                                                 SECURITIES ACT FILE NO. 2-78646
                                        INVESTMENT COMPANY ACT FILE NO. 811-3189
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/
                          PRE-EFFECTIVE AMENDMENT NO.                        / /

                        POST-EFFECTIVE AMENDMENT NO. 15                      /X/

                                     AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/

                                AMENDMENT NO. 30                             /X/

                        (Check appropriate box or boxes)

                            ------------------------

                           SUMMIT CASH RESERVES FUND
                     OF FINANCIAL INSTITUTIONS SERIES TRUST

               (Exact Name of Registrant as Specified in Charter)



         800 Scudders Mill Road
         Plainsboro, New Jersey                     08536
(Address of Principal Executive Offices)          (Zip Code)

       Registrant's Telephone Number, including Area Code (609) 282-2800


                                 Arthur Zeikel
                      Financial Institutions Series Trust
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536
        Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)


                                   Copies to:



         Philip L. Kirstein, Esq.                    Counsel for the Trust:
       FUND ASSET MANAGEMENT, L.P.                      BROWN & WOOD LLP
              P.O. Box 9011                          One World Trade Center
     Princeton, New Jersey 08543-9011                 New York, N.Y. 10048
                                                Attention: Thomas R. Smith, Jr.


 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):
               /x/ immediately upon filing pursuant to paragraph (b)
               / / on (date) pursuant to paragraph (b)
               / / 60 days after filing pursuant to paragraph (a)(1)
               / / on (date) pursuant to paragraph (a)(1)
               / / 75 days after filing pursuant to paragraph (a)(2)
               / / on (date) pursuant to paragraph (a)(2) of Rule 485.

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
               / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            ------------------------


     The Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most recent fiscal year was filed on July 22, 1996.


        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


                                                              PROPOSED           PROPOSED
                                           AMOUNT OF          MAXIMUM             MAXIMUM            AMOUNT OF
         TITLE OF SECURITIES              SHARES BEING     OFFERING PRICE        AGGREGATE         REGISTRATION
           BEING REGISTERED                REGISTERED         PER UNIT        OFFERING PRICE*           FEE
-------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest (par
  value $.10 per share)...............     364,996,205         $ 1.00            $ 290,000           $     100


*(1) The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940.


 (2) The total amount of securities redeemed or repurchased during Registrant's previous fiscal year was 364,706,205 shares of beneficial interest.


 (3) None of the shares described in (2) above have been used for reduction pursuant to Rule 24e-2(a) or Rule 24f-2(c) under the Investment Company Act of 1940 in previous filings during Registrant's current fiscal year.


 (4) 364,706,205 of the shares redeemed during Registrant's previous fiscal year are being used for the reduction of the registration fee in this amendment of the Registration Statement.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           SUMMIT CASH RESERVES FUND

                      FINANCIAL INSTITUTIONS SERIES TRUST

                      REGISTRATION STATEMENT ON FORM N-1A

                             CROSS REFERENCE SHEET


N-1A ITEM NO.                                                                        LOCATION
--------------                                                    -----------------------------------------------
PART A
      Item  1.  Cover Page......................................  Cover Page
      Item  2.  Synopsis........................................  Fee Table
      Item  3.  Condensed Financial Information.................  Supplementary Financial Information;
                                                                    Yield Information
      Item  4.  General Description of Registrant...............  Investment Objectives and Policies; Additional
                                                                    Information
      Item  5.  Management of the Fund..........................  Fee Table; Management of the Trust; Portfolio
                                                                    Transactions; Inside Back
                                                                    Cover Page
      Item  5A.  Management's Discussion of Fund Performance....  Not Applicable
      Item  6.  Capital Stock and Other Securities..............  Cover Page; Additional Information
      Item  7.  Purchase of Securities Being Offered............  Fee Table; Purchase of Shares; Additional
                                                                    Information; Inside Back Cover Page
      Item  8.  Redemption or Repurchase........................  Fee Table; Redemption of Shares
      Item  9.  Pending Legal Proceedings.......................  Not Applicable

PART B
      Item 10.  Cover Page......................................  Cover Page
      Item 11.  Table of Contents...............................  Back Cover Page
      Item 12.  General Information and History.................  Not Applicable
      Item 13.  Investment Objectives and Policies..............  Investment Objectives and Policies
      Item 14.  Management of the Fund..........................  Management of the Trust
      Item 15.  Control Persons and Principal Holders of
                Securities......................................  Not Applicable
      Item 16.  Investment Advisory and Other Services..........  Management of the Trust; Purchase of Shares;
                                                                    General Information
      Item 17.  Brokerage Allocation............................  Portfolio Transactions; Financial
                                                                    Statements
      Item 18.  Capital Stock and Other Securities..............  General Information--Description of
                                                                    Series and Shares
      Item 19.  Purchase, Redemption and Pricing of Securities
                Being Offered...................................  Purchase of Shares; Redemption of
                                                                    Shares; Determination of Net Asset
                                                                    Value; Shareholder Services
      Item 20.  Tax Status......................................  Taxes
      Item 21.  Underwriters....................................  Purchase of Shares
      Item 22.  Calculation of Performance Data.................  Yield Information

      Item 23.  Financial Statements............................  Financial Statements


PART C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS
SEPTEMBER 30, 1996


                           SUMMIT CASH RESERVES FUND

                      FINANCIAL INSTITUTIONS SERIES TRUST
P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011         PHONE NO. (609) 282-2800

     The investment objectives of the Summit Cash Reserves Fund (the 'Money Fund') are to seek current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities. These securities will primarily consist of U.S. Government and Government agency securities, bank certificates of deposit and bankers' acceptances, commercial paper and repurchase agreements. For purposes of its investment policies, the Money Fund defines short-term money market securities as having a maturity of no more than 762 days (25 months) in the case of U.S. Government and Government agency securities and no more than 397 days (13 months) in the case of all other securities. There can be no assurance that the investment objectives of the Money Fund will be realized. The Money Fund is a separate series of Financial Institutions Series Trust (the 'Trust'), a no-load, diversified, open-end investment company organized as a Massachusetts business trust.

     The net income of the Money Fund is declared as dividends daily and reinvested monthly in additional shares at net asset value. THE MONEY FUND SEEKS TO MAINTAIN A CONSTANT $1.00 NET ASSET VALUE PER SHARE, ALTHOUGH THIS CANNOT BE ASSURED. AN INVESTMENT IN THE MONEY FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. In order to maintain a constant net asset value of $1.00 per share, the Money Fund may reduce the number of shares held by its shareholders.


     Shares of the Money Fund are being offered by certain securities dealers which have entered into securities clearing arrangements or have other business relationships with Broadcort Capital Corp. ('Broadcort'). Shares of the Money Fund also are offered pursuant to an exchange program with certain participating funds as described herein.


     Shares of the Money Fund may be purchased at their net asset value without any sales charge. For shareholders purchasing their shares through a securities dealer having a relationship with Broadcort, the minimum initial purchase is $5,000 and subsequent purchases generally must be $1,000 or more, except that lower minimums apply in the case of purchases by certain retirement plans and for accounts advised by banks and registered investment advisers. There is no minimum with respect to initial or subsequent purchases made in connection with the exchange program. Shares may be redeemed at any time at net asset value as described herein. See 'Purchase of Shares' and 'Redemption of Shares.'



                            ------------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
    AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
     SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
           PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            ------------------------

     This Prospectus is a concise statement of information about the Money Fund that is relevant to making an investment in the Money Fund. This Prospectus should be read carefully and retained for future reference. A statement containing additional information about the Money Fund, dated September 30, 1996 (the 'Statement of Additional Information'), has been filed with the Securities and Exchange Commission (the 'Commission') and can be obtained, without charge, by calling or by writing the Money Fund at the above telephone number or address. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.


                            ------------------------

                  FUND ASSET MANAGEMENT -- INVESTMENT MANAGER
              MERRILL LYNCH FUNDS DISTRIBUTOR, INC. -- DISTRIBUTOR

                                   FEE TABLE

ANNUAL MONEY FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS) FOR
  THE FISCAL YEAR ENDED MAY 31, 1996:


       Management Fees.......................................         0.27%(a)
       Administration Fees...................................         0.27%
       Other Expenses(c)
               Dividend and Transfer Agency
                 Fees...........................         0.28%(b)
               Other............................         0.31%
                                                  -----------

               Total Other Expenses..........................         0.59%
                                                               -----------
TOTAL MONEY FUND OPERATING EXPENSES..........................         1.13%
                                                               -----------
                                                               -----------

------------------

(a) See 'Management of the Trust--Management and Advisory Arrangements'--page 8.

(b) See 'Management of the Trust--Transfer Agency Services'--page 10.

(c) The foregoing Fee Table represents anticipated expenses based on an average net asset level for the fiscal year ended May 31, 1996. Subsequent to this period, the Money Fund has experienced a higher expense ratio based on a significantly lower asset level. Effective September 30, 1996, the Investment Manager is voluntarily reimbursing the Money Fund for all expenses other than the management and administrative fees. However, the Investment Manager may discontinue any voluntary reimbursement (unless otherwise required pursuant to state expense limitations) in whole or in part at any time without notice.


EXAMPLE:


                                                                        CUMULATIVE EXPENSES PAID FOR THE PERIOD OF:
                                                                     -------------------------------------------------
                                                                     1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                                     ------       -------       -------       --------
An investor would pay the following expenses on a $1,000
  investment assuming an operating expense ratio of 1.13% and a
  5% annual return throughout the period.......................       $12           $36           $62           $137


     The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder in the Money Fund will bear directly or indirectly. The Example set forth above assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission regulations. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATE OF RETURN, AND ACTUAL EXPENSES AND ANNUAL RATE OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR PURPOSES OF THE EXAMPLE.

                              FINANCIAL HIGHLIGHTS


     The financial information in the table below has been audited in conjunction with the annual audits of the financial statements of the Money Fund by Deloitte & Touche LLP, independent auditors. Financial statements for the fiscal year ended May 31, 1996 and the independent auditors' report thereon are included in the Statement of Additional Information. The following per share data and ratios have been derived from information provided in the Money Fund's audited financial statements. Further information about the performance of the Money Fund is contained in the Money Fund's most recent annual report to shareholders which may be obtained, without charge, by calling or by writing the Money Fund at the telephone number or address on the front cover of this Prospectus.



                                                              FOR THE YEAR ENDED MAY 31,
                          --------------------------------------------------------------------------------------------------
                           1996       1995      1994      1993      1992      1991      1990      1989      1988      1987
                          -------    -------  --------  --------  --------  --------  --------  --------  --------  --------
Increase (Decrease) in
  Net Asset Value:
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of year...... $  1.00    $  1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                          -------    -------  --------  --------  --------  --------  --------  --------  --------  --------
  Investment

    income--net..........   .0476      .0444     .0254     .0262     .0464     .0684     .0811     .0799     .0640     .0564
  Realized and unrealized
    gain (loss) on
    investments--net.....  (.0011)     .0014     .0003     .0007    (.0001)    .0024    (.0003)    .0002    (.0006)    .0002
                          -------    -------  --------  --------  --------  --------  --------  --------  --------  --------
Total from investment
  operations.............   .0465      .0458     .0257     .0269     .0463     .0708     .0808     .0801     .0634     .0566
                          -------    -------  --------  --------  --------  --------  --------  --------  --------  --------
Less dividends and
  distributions:
  Investment
    income--net..........  (.0476)    (.0444)   (.0254)   (.0262)   (.0463)   (.0684)   (.0808)   (.0799)   (.0634)   (.0564)
  Realized gain on
    investments--net.....      --**   (.0001)   (.0003)   (.0007)       --    (.0024)*       --   (.0002)*       --   (.0002)*
                          -------    -------  --------  --------  --------  --------  --------  --------  --------  --------
Total dividends and
  distributions..........  (.0476)    (.0445)   (.0257)   (.0269)   (.0463)   (.0708)   (.0808)   (.0801)   (.0634)   (.0566)
                          -------    -------  --------  --------  --------  --------  --------  --------  --------  --------
Net asset value, end of
  year................... $  1.00    $  1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                          -------    -------  --------  --------  --------  --------  --------  --------  --------  --------
                          -------    -------  --------  --------  --------  --------  --------  --------  --------  --------
Total investment
  return.................   4.87%      4.52%     2.57%     2.74%     4.44%     7.36%     8.42%     8.30%     6.49%     5.84%
                          -------    -------  --------  --------  --------  --------  --------  --------  --------  --------
                          -------    -------  --------  --------  --------  --------  --------  --------  --------  --------
RATIOS TO AVERAGE NET
  ASSETS:
Expenses.................   1.13%       .98%      .90%      .86%      .79%      .85%      .74%      .82%      .79%      .74%
                          -------    -------  --------  --------  --------  --------  --------  --------  --------  --------
                          -------    -------  --------  --------  --------  --------  --------  --------  --------  --------
Investment income and
  realized gain on
  investments--net.......   4.83%      4.35%     2.54%     2.72%     4.48%     7.14%*    8.03%*    7.98%*    6.33%*    5.65%*
                          -------    -------  --------  --------  --------  --------  --------  --------  --------  --------
                          -------    -------  --------  --------  --------  --------  --------  --------  --------  --------
SUPPLEMENTAL DATA:
Net assets, end of year
  (in thousands)......... $34,865    $89,119  $135,301  $156,677  $237,868  $374,212  $546,593  $637,424  $707,716  $631,055
                          -------    -------  --------  --------  --------  --------  --------  --------  --------  --------
                          -------    -------  --------  --------  --------  --------  --------  --------  --------  --------


------------------
 * Includes unrealized gain (loss).

** Amount is less than $.0001 per share.

                               YIELD INFORMATION


     Set forth below is yield information for the indicated seven-day periods, computed to include and exclude realized gains and losses for the seven-day period ended May 31, 1996 and to include and exclude realized gains and losses for the seven-day period ended August 31, 1996, and information as to the compounded annualized yield, excluding gains and losses, for the same periods.



                                                     SEVEN-DAY PERIOD ENDED
                                                --------------------------------
                                                MAY 31, 1996    AUGUST 31, 1996
                                                -------------   ----------------
Annualized Yields:
     Including gains and losses..............       3.84%            4.03%
     Excluding gains and losses..............       3.84%            4.03%
Compounded Annualized Yield..................       3.91%            4.11%
Average maturity of portfolio at end of
  period.....................................      21 days          32 days


     The yield of the Money Fund refers to the income generated by an investment in the Money Fund over a stated seven-day period. This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The compounded annualized yield is calculated similarly but, when annualized, the income earned by an investment in the Money Fund is assumed to be reinvested. The compounded annualized yield will be somewhat higher than the yield because of the effect of the assumed reinvestment.

     The yield on Money Fund shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the Money Fund of future yields or rates of return on its shares. The Money Fund's yield is affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held, and operating expenses. Current yield information may not provide a basis for comparison with bank deposits or other investments which pay a fixed yield over a stated period of time.

     On occasion, the Money Fund may compare its yield to (i) the industry averages compiled by Donoghue's Money Fund Report, a widely recognized independent publication that monitors the performance of money market mutual funds, (ii) the average yield reported by the Bank Rate Monitor National Index(Trademark) for money market deposit accounts offered by the 100 leading banks and thrift institutions in the ten largest standard metropolitan statistical areas, (iii) yield data published by Lipper Analytical Services, Inc., (iv) the yield on an investment in 90-day Treasury bills on a rolling basis, assuming quarterly compounding, or (v) performance data published by Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine and Fortune Magazine. As with yield quotations, yield comparisons should not be considered indicative of the Money Fund's yield or relative performance for any future period.

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives of the Money Fund are to seek current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities. The investment objectives are fundamental policies of the Money Fund which may not be changed without a vote of the majority of the outstanding shares of the Money Fund.

     Investment in the Money Fund offers several benefits. The Money Fund seeks to provide as high a yield potential as is available, consistent with the preservation of capital, from short-term money market securities utilizing professional money market management, block purchases of securities and yield improvement techniques. It provides high liquidity because of its redemption features and seeks reduced risk resulting from diversification of assets. There can be no assurance that the investment objectives of the Money Fund will be realized. Certain expenses are borne by investors, including advisory and management fees, administrative costs and operational costs.

     In managing the Money Fund, Fund Asset Management, L.P. (the 'Investment Manager') will employ a number of professional money management techniques, including varying the composition of investments and the average maturity of the portfolio based upon its assessment of the relative values of the various money market securities and future interest rate patterns. These assessments will respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. The Investment Manager will also seek to improve yield by taking advantage of yield disparities that regularly occur in the money market. For example, market conditions frequently result in similar securities trading at different prices. Also, there are frequently differences in the yield between the various types of money market securities. The Money Fund seeks to enhance yield by purchasing and selling securities based on these yield disparities.

     The following is a description of the types of money market securities in which the Money Fund may invest:

          United States Government Securities: Marketable securities issued by or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the United States.

          United States Government Agency Securities: Debt securities issued by U.S. Government-sponsored enterprises, Federal agencies and certain international institutions which are not direct obligations of the United States but involve U.S. Government sponsorship or guarantees by U.S. Government agencies or enterprises. The U.S. Government is not obligated to provide financial support to these instrumentalities.

          Bank Money Instruments: Obligations of commercial banks, savings banks or savings and loan associations such as certificates of deposit, including variable rate certificates of deposit, time deposits, deposit notes, bank notes and bankers' acceptances. The savings banks and savings and loan associations must be organized and operating in the United States. The obligations of commercial banks may be issued by U.S. banks, foreign branches or subsidiaries of U.S. banks ('Eurodollar' obligations) or U.S. branches or subsidiaries of foreign banks ('Yankeedollar' obligations).

          The Money Fund may invest only in Eurodollar obligations which by their terms are general obligations of the U.S. parent bank. Yankeedollar obligations in which the Money Fund may invest must be issued by U.S. branches or subsidiaries of foreign banks which are subject to state or Federal banking regulations in the U.S. and by their terms must be general obligations of the foreign parent.


          Commercial Paper and Other Short-term Obligations: Commercial paper (including variable amount master demand notes and funding agreements), which refers to short-term, unsecured promissory notes issued by corporations, partnerships, trusts or other entities to finance short-term credit needs, and non-convertible debt securities (e.g., bonds and debentures) with no more than 397 days (13 months) remaining to maturity at the date of purchase. Short-term obligations issued by trusts include mortgage-related or asset-backed debt instruments, including pass-through certificates representing participations in, or bonds and notes backed by, pools of mortgage, credit card, automobile or other types of receivables. These structured financings will be supported by sufficient collateral and other credit enhancements, including letters of credit, insurance, reserve funds and guarantees by third parties, to enable such instruments to obtain the requisite quality rating by a nationally recognized statistical rating organization, as described below.


          Foreign Bank Money Instruments: U.S. dollar-denominated obligations of foreign depository institutions and their foreign branches and subsidiaries, such as certificates of deposit, bankers' acceptances, time deposits, bank notes and deposit notes. The obligations of such foreign branches and subsidiaries may be the general obligation of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. Such investments will only be made if determined to be of comparable quality to other investments permissible for the Money Fund. The Money Fund will not invest more than 25% of its total assets (taken at market value at the time of each investment) in these obligations.



          Foreign Short-Term Debt Instruments: U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers. Investments in foreign entities in general involve the same risks as those described in the Statement of Additional Information in connection with investments in Eurodollar and Yankeedollar obligations and obligations of foreign depository institutions and their foreign branches and subsidiaries.

    The following is a description of other types of investments or investment practices in which the Money Fund may invest or engage:


          Repurchase Agreements: The Money Fund may invest in the money market securities described above pursuant to repurchase agreements. Under such agreements, the counterparty agrees, upon entering into the contract, to repurchase the security from the Money Fund at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period.


          Reverse Repurchase Agreements: The Money Fund may enter into reverse repurchase agreements which involve the sale of money market securities held by the Money Fund, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. During the time a reverse repurchase agreement is outstanding, the Money Fund will maintain a segregated custodial account containing U.S. Government or other appropriate high-grade debt securities having a value equal to the repurchase price.

     Preservation of capital is a prime investment objective of the Money Fund, and, while the types of money market securities in which the Money Fund invests are not completely risk free, such securities are generally considered to have low principal risk. There is the risk of the failure of issuers to meet their principal and interest obligations. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Money Fund but only constitute collateral for the seller's obligation to pay the repurchase price. With respect to repurchase agreements and reverse repurchase agreements, there is also the risk of the failure of parties involved to repurchase at the agreed upon price or to return the securities involved in such transactions, in which event the Money Fund may suffer time delays and incur costs or possible losses in connection with such transactions.

     Bank money instruments in which the Money Fund invests must be issued by depository institutions with total assets of at least $1 billion, except that up to 10% of total assets (taken at market value) may be invested in certificates of deposit of smaller institutions if such certificates of deposit are Federally insured.

     The Money Fund may invest in participations in, or bonds and notes backed by, pools of mortgage, credit card, automobile or other types of receivables with remaining maturities of no more than 397 days (13 months). These structured financings will be supported by sufficient collateral and other credit enhancements, including letters of credit, insurance, reserve funds and guarantees by third parties, to enable such instruments to obtain the requisite quality rating by a nationally recognized statistical rating organization, as described below.

     The Money Fund's investments in short-term corporate, partnership and trust debt and bank money instruments will be rated, or will be issued by issuers who have been rated, in one of the two highest rating categories for short-term debt obligations by a nationally recognized statistical rating organization (an 'NRSRO') or, if not rated, will be of comparable quality as determined by the Trustees of the Money Fund. The Money Fund's investments in corporate, partnership and trust bonds and debentures (which must have maturities at the date of purchase of 397 days (13 months) or less) will be in issuers who have received from the requisite NRSROs a rating, with respect to a class of short-term debt obligations that is comparable in priority and security with the investment, in one of the two highest rating categories for short-term obligations or, if not rated, will be of comparable quality as determined by the Trustees of the Money Fund. Currently, there are six NRSROs: Duff & Phelps Credit Ratings Co., Fitch Investors Service, Inc., IBCA Limited and its affiliate IBCA, Inc., Thomson BankWatch, Inc., Moody's Investors Service, Inc. and Standard & Poor's Ratings Group.


     A regulation of the Commission ordinarily limits investments by the Money Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) to not more than 5% of its total assets, or in the event that such securities do not have the highest rating, not more than 1% of its total assets. In addition, such regulation requires that not more than 5% of the Money Fund's total assets be invested in securities that do not have the highest rating or are not of comparable quality to securities with the highest rating as determined by the Trustees of the Money Fund.



     The Money Fund may purchase or sell money market securities on a forward commitment basis at fixed terms. The purchase of money market securities on a forward commitment basis involves the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself; if yields increase, the value of the securities purchased on a forward commitment basis will generally decrease. A separate account of the Money Fund will be established with the Money Fund's Custodian consisting of cash or liquid money market securities having a market value at all times at least equal to the amount of the forward purchase commitment.




     For purposes of its investment policies, the Money Fund defines short-term money market securities as having a maturity of no more than 762 days (25 months) in the case of U.S. Government and Government agency securities and no more than 397 days (13 months) in the case of all other securities. The dollar-weighted average maturity of the Money Fund's portfolio will not exceed 90 days. During the Money Fund's fiscal year ended May 31, 1996, the average maturity of its portfolio ranged from 21 days to 88 days.


     Investment Restrictions. The Trust has adopted a number of restrictions and policies relating to the investment of the assets and activities of the Money Fund, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Money Fund's outstanding voting securities as defined in the Investment Company Act of 1940 (the '1940 Act'). Among the more significant restrictions, the

Money Fund may not: (1) purchase any securities other than (i) money market securities and (ii) the other investments described under 'Investment Objectives and Policies'; (2) invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry (other than U.S. Government securities, U.S. Government agency securities or domestic bank money instruments); (3) purchase the securities of any one issuer, other than the U.S. Government, its agencies or instrumentalities, if immediately after such purchase, more than 5% of the value of its total assets (taken at market value) would be invested in such issuer, except that, with respect to 25% of the value of the Money Fund's total assets, the Money Fund may invest up to 10% of its total assets in bank money instruments or repurchase agreements with any one bank; (4) purchase more than 10% of the outstanding securities of an issuer except that such restriction shall not apply to U.S. Government or Government agency securities, bank money instruments and repurchase agreements; and (5) enter into repurchase agreements if, as a result, more than 10% of the Money Fund's net assets (taken at market value at the time of each investment, together with any other investments deemed illiquid) would be subject to repurchase agreements maturing in more than seven days.

                            MANAGEMENT OF THE TRUST
TRUSTEES

     The Trustees of the Trust consist of six individuals, five of whom are not 'interested persons' of the Trust as defined in the 1940 Act. The Trustees of the Trust are responsible for the overall supervision of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act.

          The Trustees of the Trust are:



          ARTHUR ZEIKEL*--President of the Investment Manager and Merrill Lynch Asset Management, L.P. ('MLAM'); President and Director of Princeton Services, Inc. ('Princeton Services'); Executive Vice President of Merrill Lynch & Co., Inc. ('ML&Co.'); and Director of Merrill Lynch Funds Distributor, Inc.



          JOE GRILLS--Member of the Committee of Investment of Employee Benefit Assets of the Financial Executives Institute ('CIEBA'); Member of CIEBA's Executive Committee; Member of the Investment Advisory Committee of the State of New York Common Retirement Fund; Director, Duke Management Company; and Director, LaSalle Street Fund.



          WALTER MINTZ--Special Limited Partner of Cumberland Associates (investment partnership) since 1982.



          ROBERT S. SALOMON, JR.--Principal of STI Management (investment adviser).



          MELVIN R. SEIDEN--President of Silbanc Properties, Ltd. (real estate, investment and consulting).



          STEPHEN B. SWENSRUD--Principal of Fernwood Associates (financial consultants).

------------------

* Interested person, as defined in the 1940 Act, of the Trust.

MANAGEMENT AND ADVISORY ARRANGEMENTS

     The Investment Manager and Broadcort Capital Corp. ('Broadcort') provide advisory, management and administrative services to the Money Fund pursuant to three separate agreements. The Investment Manager performs management and investment advisory services for the Money Fund and the Trust pursuant to an investment management agreement (the 'Investment Management Agreement'). Broadcort arranges for the performance of certain administrative services for the Money Fund, primarily shareholder services for shareholders introduced to the Money Fund by Broadcort, pursuant to an administrative agreement (the 'Broadcort Administrative Agreement'). The Investment Manager arranges for the performance of certain
                                       8
administrative services for the Money Fund, primarily shareholder services for other shareholders, pursuant to an administrative agreement (the 'FAM Administrative Agreement' and, together with the Broadcort Administrative Agreement, the 'Administrative Agreements').


     The Investment Manager is an affiliate of MLAM and is owned and controlled by ML&Co. The Investment Manager and MLAM act as investment advisers for more than 130 registered investment companies and provide investment advice to individual and institutional accounts. As of August 31, 1996, the Investment Manager and MLAM had a total of approximately $212.3 billion in investment company and other portfolio assets under management, including accounts of certain affiliates of the Investment Manager.


     Subject to the direction of the Trustees, the Investment Manager is responsible for the actual management of the Money Fund and constantly reviews the Money Fund's holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Manager, subject to review by the Trustees. The Investment Manager performs certain of the other management services necessary for the operation of the Trust and the Money Fund, including regulatory compliance, and provides all the office space, facilities, equipment and necessary personnel for such services.

     Pursuant to the Administrative Agreements with the Trust, Broadcort and FAM have agreed to provide, and arrange for the performance of, administrative services for the Money Fund and its shareholders. These services include matters related to establishment and maintenance of shareholder accounts, processing purchase and redemption requests, answering clients' inquiries regarding the Money Fund and providing assistance with respect to various shareholder plans offered by the Money Fund. These services shall be limited to administrative services and shall not include investment advisory, promotional or sales activities. The Broadcort Administrative Agreement provides that Broadcort may enter into sub-administrative agreements with various securities dealers to provide certain of these services for their clients who have purchased Money Fund shares through them.


     Pursuant to the Investment Management Agreement, the Investment Manager receives a fee from the Money Fund at the end of each month at the annual rate of 0.275% of average daily net assets of the Money Fund not exceeding $500 million and at the annual rate of 0.25% of such assets in excess of $500 million. Pursuant to the Administrative Agreements, Broadcort receives an identical monthly fee based on assets introduced to the Money Fund by Broadcort and FAM receives an identical monthly fee based on other assets of the Money Fund. The aggregate of these fees is higher than that of most money market funds. Broadcort and FAM may pay all or a portion of their administrative fees to the securities dealers providing administrative services to the Money Fund's shareholders. The amount of such payments will depend on the nature of the services to be rendered pursuant to the sub-administrative arrangement with such securities dealer and may be based on the average net assets of the accounts for which such securities dealer provides services. For the fiscal year ended May 31, 1996, the fee paid by the Money Fund to the Investment Manager was $193,099

and the fee paid to Broadcort was $193,099 (based on average net assets of approximately $70.1 million), and the effective fee rate was 0.27%. No fee was paid to FAM during such period. At August 31, 1996 the net assets of the Trust aggregated approximately $30.0 million. At this asset level, the annual management fee would aggregate approximately $82,590 and the effective fee rate would be approximately 27%.


     The Investment Management Agreement and Administrative Agreements obligate the Money Fund to pay certain expenses incurred in its operations, including, among other things, the investment management and administrative fees, legal and audit fees, unaffiliated Trustees' fees and expenses, registration fees, custodian and transfer agency fees, accounting and pricing costs, and certain of the costs of printing proxies, shareholder reports, prospectuses and statements of additional information. Accounting services are provided to the Trust by the Investment Manager, and the Trust reimburses the Investment Manager for its costs in connection with such services. For the fiscal year ended May 31, 1996, the amount of such reimbursement was $36,639.



     During the fiscal year ended May 31, 1996, the ratio of total expenses to average net assets was 1.13%.


TRANSFER AGENCY SERVICES


     Merrill Lynch Financial Data Services, Inc. (the 'Transfer Agent'), which is a wholly-owned subsidiary of ML&Co., acts as the Money Fund's transfer agent pursuant to a transfer agency, shareholder servicing agency and proxy agency agreement (the 'Transfer Agency Agreement'). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $15.00 per shareholder account and is entitled to reimbursement for out-of-pocket expenses incurred by it under the Transfer Agency Agreement. For the fiscal year ended May 31, 1996, the total fee paid by the Trust to the Transfer Agent pursuant to the Transfer Agency Agreement was $195,372.


                               PURCHASE OF SHARES



     The Trust is offering shares of the Money Fund without sales charge at a public offering price equal to the net asset value (normally $1.00 per share) next determined after a purchase order becomes effective. Share purchase orders are effective on the date Federal Funds become available to the Money Fund. If Federal Funds are available to the Money Fund prior to the determination of net asset value (generally 4:00 P.M., New York time) on any business day, the order will be effective on that day. Shares purchased will begin accruing dividends on the day after purchase. Beginning on or about October 28, 1996, shares purchased will begin accruing dividends on the day of purchase. For shareholders purchasing their shares through a securities dealer having a relationship with Broadcort, the minimum initial purchase is $5,000 and the minimum subsequent purchase is $1,000, except that lower minimums apply as described below. The minimum initial purchase with respect to Keogh, pension, profit sharing and individual retirement plans is $250 and there is no minimum applicable with respect to subsequent investments in connection with such plans. For accounts advised by banks and registered investment advisers, the minimum initial purchase is $300 and the minimum subsequent purchase is $100. Any order may be rejected by the applicable principal underwriter of the Money Fund. There is no minimum with respect to initial or subsequent purchases made in connection with the exchange program.



     Merrill Lynch Funds Distributor, Inc. ('MLFD'), 800 Scudders Mill Road, Plainsboro, New Jersey 08536, Calamos Financial Services, Inc., 1111 East Warrenville Road, Naperville, Illinois 60563, Calvert Distributors, Inc., 4550 Montgomery Avenue, Bethesda, Maryland 20814, Franklin Templeton Distributors, Inc., 777 Mariners Island Boulevard, San Mateo, California 94403, Ivy MacKenzie Distributors Inc., 700 South Federal Highway, Boca Raton, Florida 33432, Nicholas-Applegate Securities, c/o BFDS, 2 Heritage Drive, North Quincy, Massachusetts 02171, Van Eck Securities Corporation, 99 Park Avenue, New York, New York 10016 act as principal underwriters, of the shares of the Money Fund (the 'Principal Underwriters'). MLFD is an affiliate of both the Investment Manager and of Merrill Lynch. Shares may be purchased directly from securities dealers with whom MLFD, or another Principal Underwriter, with the Money Fund's consent, has entered into selected dealer agreements. Dealer agreements will be entered into with securities dealers that have securities clearing arrangements or some other business relationship with Broadcort. Shares of the Money Fund are also offered through Merrill Lynch pursuant to an exchange program with certain other investment companies for which each Principal Underwriter, other than MLFD, also acts as principal underwriter. See 'Shareholder Services--Exchange Program.'

METHODS OF PAYMENT


     Payment Through Securities Dealers. Investments in the Money Fund may be made through securities dealers who have dealer arrangements with the Principal Underwriters. In such a case, the dealer will transmit payment to the Money Fund on behalf of the investor and will supply the Money Fund with the required account information. If the investor can provide his dealer with immediately available funds, the dealer will be able to transmit such funds to the Money

Fund in an expeditious manner. Since there is a three-day settlement period applicable to the sale of most securities, delays may occur when an investor is liquidating other investments for investment in the Money Fund.


     Payment by Wire. An expeditious method for existing shareholders to invest in the Money Fund is through the transmittal of Federal Funds by wire to the Transfer Agent. The Money Fund will not be responsible for delays in the wiring system. To purchase shares by wiring Federal Funds, payments should be wired to First Union National Bank of Florida. Shareholders should give their financial institutions the following wiring instructions: ABA #063000021, DDA #2112600061186, Merrill Lynch Financial Data Services, Inc. The wire should be identified as payment to Summit Cash Reserves Fund and should include the shareholder's name and account number. Failure to submit the required information may delay investment. Investors are urged to make payment by wire in Federal Funds.


     Payment to the Transfer Agent. Existing shareholders may also invest in the Money Fund by check which may be submitted directly by mail or otherwise to the Transfer Agent. Such purchase orders which are sent by mail should be sent to Merrill Lynch Financial Data Services, Inc., P.O. Box 45290, Jacksonville, Florida 32232-5290. Purchase orders which are delivered by hand must be delivered directly to Merrill Lynch Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Checks should be made payable to Merrill Lynch Financial Data Services, Inc. Certified checks are not necessary, but checks are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank. Payments for the accounts of corporations, foundations and other organizations may not be made by third party checks.


                              REDEMPTION OF SHARES


     The Trust is required to redeem for cash all full and fractional shares of the Money Fund. The redemption price is the net asset value per share next determined after receipt by the Transfer Agent of proper notice of redemption as described in accordance with one of the procedures set forth below. If such notice is received by the Transfer Agent prior to the determination of net asset value (generally 4:00 P.M., New York time) on any day during which the New York Stock Exchange ('NYSE') or New York banks are open for business, the redemption will be effective on such day and payment will be made on the next business day. If the notice is received after the determination of net asset value has been made, the redemption will be effective on the next business day and payment will be made on the second business day thereafter. Shareholders liquidating their holdings will receive upon redemption all dividends declared and reinvested through the date of redemption.


     At various times the Trust may be requested to redeem shares of the Money Fund for which good payment has not yet been received. The Trust may delay, or cause to be delayed, the payment of redemption proceeds until such time as it or its Transfer Agent has assured itself that good payment has been collected for the purchase of such shares. In addition, the Trust reserves the right not to honor redemption checks or requests for Federal Funds redemptions where the Money Fund shares to be redeemed have been purchased by check within 10 days prior to the date the redemption request is received by the Money Fund's Transfer Agent unless the check used for investment has been cleared for payment by the shareholder's bank.

METHODS OF REDEMPTION


     Set forth below is information as to the two methods pursuant to which shareholders may redeem shares. In certain instances, the Transfer Agent may require additional documents in connection with redemptions.



     Repurchase Through Securities Dealers. The Trust will repurchase shares of the Money Fund through securities dealers. The Trust will normally accept orders to repurchase shares by wire or telephone from dealers for their customers at the net asset value next computed after receipt of the order from the dealer, provided that such request for repurchase is received from the dealer prior to the determination of net asset value of the Money Fund (generally 4:00 P.M., New York time) on any business day. These repurchase arrangements are for the convenience of shareholders and do not involve a charge by the Trust; however, dealers may impose a charge on the shareholder for transmitting the notice of repurchase to the Trust. The Trust reserves the right to reject any order for repurchase through a securities dealer, but it may not reject properly submitted requests for redemption as described below. The Trust will promptly notify any shareholder of any rejection of a repurchase with respect to shares of the Money Fund. For shareholders requesting repurchases through their securities dealer, payment will be made by the Transfer Agent to the dealer.


     Regular Redemption. A shareholder may also redeem shares by submitting a written notice of redemption directly to the Transfer Agent, Merrill Lynch Financial Data Services, Inc., P.O. Box 45290, Jacksonville, Florida 32232-5290. Redemption requests delivered other than by mail should be delivered to Merrill Lynch Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Redemption requests should not be sent to the Trust. The notice requires the signature of all persons in whose name the shares are registered, signed exactly as their names appear on the Transfer Agent's register. The signatures on the notice must be guaranteed by a national bank or other bank which is a member of the Federal Reserve System (not a savings bank) or by a member firm of any national or regional stock exchange. Notarized signatures are not sufficient.

                            ------------------------



     Due to the relatively high cost of maintaining accounts of less than $1,000, the Trust reserves the right to redeem Money Fund shares in any account for their then current value (which will be promptly paid to the shareholder) if at any time the total investment does not have a value of at least $1,000, except that the Trust may not involuntarily redeem Money Fund shares in accounts where minimums lower than $1,000 are applicable. Shareholders will be notified that the value of their account is less than $1,000 and allowed two months to make an additional investment before the redemption is processed. In such event, the $1,000 minimum on subsequent investments will not be applicable.


                              SHAREHOLDER SERVICES


     The Trust offers a number of shareholder services described below designed to facilitate investment in shares of the Money Fund. Full details as to each of such services and copies of the various plans described below can be obtained from the Trust.


INVESTMENT ACCOUNT


     Every shareholder with a direct account at Merrill Lynch Financial Data Services, Inc. has an Investment Account and will receive quarterly reports showing the activity in his account since the preceding statement. A shareholder may make additions to his Investment Account at any time by purchasing shares at the applicable public offering price through his securities dealer, by wire or by mail directly to the Transfer Agent, acting as agent for his dealer. A direct shareholder may ascertain the number of shares in his Investment Account by telephoning the Transfer Agent at (800) MER-FUND or (800-637-3863) toll-free. The Transfer Agent will furnish this information only after the shareholder has specified the name, address, account number and social security number of the registered owner or owners.



ACCRUED MONTHLY PAYOUT PLAN



     Shareholders desiring their dividends in cash may enroll in this plan and receive monthly cash payments.




EXCHANGE PROGRAM



     The Money Fund participates in an exchange program with certain other investment companies for which each Principal Underwriter of the Money Fund, other than MLFD, listed under 'Purchase of Shares' above, also acts as principal underwriter (the 'Participating Funds'). This exchange program is only available to investors who maintain the shares of the Participating Funds (and the Money
Fund) in their Merrill Lynch account. A Money Fund shareholder may only exchange into Participating Funds that have the same Principal Underwriter as the original Participating Fund the shareholder exchanged out of.



     Exchanges of shares of Participating Funds subject to a front-end sales load ('FESL') into Money Fund shares may also be effected without the imposition of a sales charge. The holder of such Money Fund shares may subsequently either exchange back into the same shares of the original Participating Fund without incurring any FESL or exchange into shares of certain other Participating Funds distributed by the same Principal Underwriter by remitting an amount equal to the difference, if any, between the FESL previously paid on the shares of the original Participating Fund and the FESL payable at the time of the exchange on the shares of the new Participating Fund.



     In addition, exchanges of shares of Participating Funds subject to a contingent deferred sales charge ('CDSC') ('CDSC Shares') into Money Fund shares may be effected without the payment of any CDSC that might otherwise be due on redemption of the Participating Fund shares. A shareholder who exchanges CDSC Shares for shares of the Money Fund will not, however, receive credit toward reduction of the CDSC for the time spent in the Money Fund; rather, the CDSC reduction period will be 'tolled' until such time as the shareholder either exchanges back into the Participating Fund (or another Participating Fund that charges a CDSC), or redeems shares of the Money Fund. A shareholder who exchanges CDSC Shares of a Participating Fund for Money Fund shares and who subsequently exchanges back into the original Participating Fund (or another Participating Fund that charges a CDSC and that is distributed by the same Principal Underwriter) will not pay a CDSC at that time, and the period for reduction of the CDSC will recommence. If the shareholder exchanges CDSC Shares for Money Fund shares and then makes a subsequent exchange for CDSC Shares of another Participating Fund subject to a different CDSC schedule, the shareholder will be subject to whichever schedule is higher. If the shareholder redeems his investment from the Money Fund following an exchange from CDSC Shares, the CDSC will be charged at the rate payable based on a holding period from the time the shareholder purchased shares of the Participating Fund until the time the Participating Fund shares were exchanged for shares of the Money Fund.



     To effect an exchange, shareholders should contact their Merrill Lynch financial consultant, who will advise the Money Fund of the exchange. Further information regarding such exchanges is set forth under 'Shareholder Services--Exchange Program' in the Statement of Additional Information.

                             PORTFOLIO TRANSACTIONS


     The money market securities in which the Money Fund invests are traded primarily in the over-the-counter market. Where possible, the Money Fund will deal with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities generally are traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Money Fund will primarily consist of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Securities and Exchange Commission. An affiliated person of the Trust may serve as its broker in over-the-counter transactions conducted on an agency basis. The Securities and Exchange Commission has issued an exemptive order permitting the Trust to conduct certain principal transactions with Merrill Lynch Government Securities Inc. and Merrill Lynch Money Markets Inc. subject to certain terms and conditions. During the year ended May 31, 1996, the Money Fund engaged in 3 such transactions aggregating approximately $7.4 million.


                             ADDITIONAL INFORMATION

DIVIDENDS


     Dividends are declared and reinvested daily in the form of additional shares at net asset value. Beginning on or about October 28, 1996, dividends will be declared daily and reinvested monthly in the form of additional shares at net asset value. Shareholders liquidating their holdings will receive upon redemption all dividends declared and reinvested through the date of redemption. Since the net income (including realized gains and losses on the portfolio assets) is declared as a dividend in shares each time the net income of the Money Fund is determined, the net asset value per share of the Money Fund normally remains constant at $1.00 per share.


     Net income (from the time of the immediately preceding determination thereof) consists of (i) interest accrued and/or discount earned (including both original issue and market discount), (ii) plus or minus all realized gains and losses on portfolio securities, (iii) less the estimated expenses of the Money Fund applicable to that dividend period.


DETERMINATION OF NET ASSET VALUE


     The net asset value of the Money Fund is determined by the Investment Manager once daily, immediately after the daily declaration of dividends, on each day during which the NYSE or New York banks are open for business. Such determination is made as of the close of business on the NYSE (generally 4:00 P.M., New York time) or, on days when the NYSE is closed but New York banks are open, at 4:00 P.M., New York time. The Money Fund will also determine its net asset value on any day on which there is sufficient trading of its portfolio securities such that the net asset value might be materially affected, but only if on such day the Money Fund is required to sell and redeem shares. The net asset value per share is determined pursuant to the 'penny-rounding' method by adding the fair value of all securities and other assets in the portfolio including interest accrued but not yet received, deducting the portfolio's liabilities and dividing by the number of shares outstanding. The result of this computation will be rounded to the nearest whole cent. It is anticipated that net asset value will remain constant at $1.00 per share, but no assurance can be offered in this regard. Securities with remaining maturities of greater than 60 days for which market quotations are readily available will be valued at market value. Securities with remaining maturities of 60 days or less will be valued on an amortized cost basis, i.e., by valuing the instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market values of the instrument. Other securities held by the Money Fund will be valued at their fair value as determined in good faith by or under direction of the Board of Trustees.

TAXES

     The Trust intends to continue to qualify the Money Fund for the special tax treatment afforded regulated investment companies ('RICs') under the Internal Revenue Code of 1986, as amended (the 'Code'). If it so qualifies, the Money Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders. The Trust intends to cause the Money Fund to distribute substantially all of such income.


     Dividends paid by the Money Fund from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as 'ordinary income dividends') are taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gains over net short-term capital losses ('capital gain dividends') are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned Money Fund shares. Any loss upon the sale or exchange of Money Fund shares held for six months or less, however, will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of the Money Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset).


     Dividends are taxable to shareholders even though they are reinvested in additional shares of the Money Fund. Not later than 60 days after the close of its taxable year, the Trust will provide shareholders with a written notice designating the amounts of any ordinary income dividends or capital gain dividends. Distributions by the Money Fund, whether from ordinary income or capital gains, will not be eligible for the dividends received deduction allowed to corporations under the Code. If the Money Fund pays a dividend in January which was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Money Fund and received by its shareholders on December 31 of the year in which the dividend was declared.

     If the value of assets held by the Money Fund declines, the Trustees may authorize a reduction in the number of outstanding shares in shareholders' accounts so as to preserve a net asset value of $1.00 per share. After such a reduction, the basis of eliminated shares would be added to the basis of shareholders' remaining Money Fund shares, and any shareholders disposing of shares at that time may recognize a capital loss. Distributions, including distributions reinvested in additional shares of the Money Fund, will nonetheless be fully taxable, even if the number of shares in shareholders' accounts has been reduced as described above.


     Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

     Dividends and interest received by the Money Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     Under certain provisions of the Code, some taxpayers may be subject to a 31% withholding tax on ordinary income dividends, capital gain dividends and redemption payments ('backup withholding'). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Trust or who, to the Trust's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

     A loss realized on a sale or exchange of shares of the Money Fund will be disallowed if other Money Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.


     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.


     Ordinary income and capital gain dividends may also be subject to state and local taxes.

     Certain states exempt from state income taxation dividends paid by RICs which are derived from interest on United States Government obligations. State law varies as to whether dividend income attributable to United States Government obligations is exempt from state income tax.

     Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Money Fund.

ORGANIZATION OF THE TRUST

     The Trust was organized July 10, 1987 under the laws of the Commonwealth of Massachusetts. The Trust is a successor to a Massachusetts business trust of the same name organized May 28, 1981. It is a no-load, diversified open-end investment company which is comprised of separate series ('Series'), each of which is a separate portfolio offering a separate class of shares to selected groups of purchasers. The Declaration of Trust permits the Trustees to create an unlimited number of Series and, with respect to each Series, to issue an unlimited number of full and fractional shares of a single class. All shares have equal voting rights, except that only shares of the respective Series are entitled to vote on matters concerning only that Series. Each issued and outstanding share is entitled to one vote and to participate equally in dividends and distributions declared by the respective Series and in net assets of such Series upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. In the event a Series were unable to meet its obligations, the remaining Series would assume the unsatisfied obligations of that Series. The shares of each Series, when issued, will be fully-paid and non-assessable by the Trust. At the date of this Prospectus, the Money Fund is the only Series of the Trust.

     The Declaration does not require that the Trust hold an annual meeting of shareholders. However, the Trust will be required to call special meetings of shareholders in accordance with the requirements of the 1940 Act to seek approval of new management and advisory arrangements, of a material increase in distribution fees or of a change in the fundamental policies, objectives or restrictions of the Money Fund or the Trust. The Trust also would be required to hold a special shareholders' meeting to elect new Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders. The Declaration provides that a shareholders' meeting may be called for any reason at the request of 10% of the outstanding shares of any Series of the Trust or by a majority of the Trustees. Except as set forth above, the Trustees shall continue to hold office and appoint successor Trustees.

SHAREHOLDER INQUIRIES

     Shareholder inquiries may be addressed to the Money Fund at the address or telephone number set forth on the cover page of this Prospectus.

SHAREHOLDER REPORTS

     Only one copy of each shareholder report and certain shareholder communications will be mailed to each identified shareholder regardless of the number of accounts such shareholder has. If a shareholder wishes to receive copies of each report and communication for all of the shareholder's related accounts the shareholder should notify:


           Merrill Lynch Financial Data Services, Inc.
           P.O. Box 45290
           Jacksonville, FL 32232-5290



The notification should include the shareholder's name, address, tax identification number and Merrill Lynch, and/or mutual fund account numbers. If you have any questions regarding this please call your Merrill Lynch financial consultant or Merrill Lynch Financial Data Services, Inc. at (800) 637-3863.


                            ------------------------

     The Declaration of Trust establishing the Trust, dated July 10, 1987, a copy of which, together with all amendments thereto (the 'Declaration'), is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name 'Financial Institutions Series Trust' refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no trustee, shareholder, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim of said Trust but the 'Trust Estate' only shall be liable.

                               INVESTMENT MANAGER
                             Fund Asset Management
                            Administrative Offices:
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536
                                Mailing Address:
                                 P.O. Box 9011
                        Princeton, New Jersey 08543-9011





                                 ADMINISTRATOR
                            Broadcort Capital Corp.
                               100 Church Street
                            New York, New York 10007


                                   CUSTODIAN
                              The Bank of New York
                              90 Washington Street
                                   12th Floor
                            New York, New York 10286


                                 TRANSFER AGENT
                  Merrill Lynch Financial Data Services, Inc.
                            Administrative Offices:
                           4800 Deer Lake Drive East
                        Jacksonville, Florida 32246-6484
                                Mailing Address:
                                 P.O. Box 45290
                        Jacksonville, Florida 32232-5290


                              INDEPENDENT AUDITORS
                             Deloitte & Touche LLP
                                117 Campus Drive
                          Princeton, New Jersey 08540


                                    COUNSEL
                                Brown & Wood LLP
                             One World Trade Center
                         New York, New York 10048-0557

             ----------------------------------------------------
             ----------------------------------------------------

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST, THE INVESTMENT MANAGER, THE ADMINISTRATOR OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                            ------------------------

                               TABLE OF CONTENTS


                                           PAGE
                                           ----
Fee Table...............................     2
Financial Highlights....................     3
Yield Information.......................     4
Investment Objectives and Policies......     4
Management of the Trust.................     8
  Trustees..............................     8
  Management and Advisory
     Arrangements.......................     8
  Transfer Agency Services..............    10
Purchase of Shares......................    10
  Methods of Payment....................    11
Redemption of Shares....................    11
  Methods of Redemption.................    12
Shareholder Services....................    12
  Investment Account....................    13
  Accrued Monthly Payout Plan...........    13
  Exchange Program......................    13
Portfolio Transactions..................    14
Additional Information..................    14
  Dividends.............................    14
  Determination of Net Asset Value......    14
  Taxes.................................    15
  Organization of the Trust.............    16
  Shareholder Inquiries.................    17
  Shareholder Reports...................    17


             ----------------------------------------------------
             ----------------------------------------------------

             ----------------------------------------------------
             ----------------------------------------------------


Prospectus



                                     [LOGO]

-------------------------------------------------
SUMMIT CASH
RESERVES FUND

FINANCIAL INSTITUTIONS SERIES TRUST

 FINANCIAL INSTITUTIONS SERIES TRUST IS ORGANIZED AS A MASSACHUSETTS BUSINESS TRUST. IT IS NOT A BANK NOR DOES IT OFFER FIDUCIARY OR TRUST SERVICES. SHARES OF SUMMIT CASH RESERVES FUND ARE NOT EQUIVALENT TO A BANK ACCOUNT. AS WITH ANY INVESTMENT IN SECURITIES, THE VALUE OF A SHAREHOLDER'S INVESTMENT IN THE MONEY FUND MAY FLUCTUATE. A SHAREHOLDER'S INVESTMENT IN THE MONEY FUND IS NOT INSURED BY ANY GOVERNMENT AGENCY.


Principal Office of the Trust:
800 Scudders Mill Road
Plainsboro, New Jersey 08536


Mailing Address:
P.O. Box 9011
Princeton, New Jersey 08543-9011

This Prospectus should be
retained for future reference.


September 30, 1996


             ----------------------------------------------------
             ----------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION

                           SUMMIT CASH RESERVES FUND
                      FINANCIAL INSTITUTIONS SERIES TRUST

P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011      PHONE NUMBER (609) 282-2800

     The investment objectives of the Summit Cash Reserves Fund (the 'Money Fund') are to seek current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities. These securities will primarily consist of U.S. Government and Government agency securities, bank certificates of deposit and bankers' acceptances, commercial paper and repurchase agreements. For purposes of its investment policies, the Money Fund defines short-term money market securities as having a maturity of no more than 762 days (25 months) in the case of U.S. Government and Government agency securities and no more than 397 days (13 months) in the case of other securities. There can be no assurance that the investment objectives of the Money Fund will be realized. The Money Fund is a separate series of Financial Institutions Series Trust (the 'Trust'), a no-load, diversified, open-end investment company organized as a Massachusetts business trust.

                            ------------------------


     Shares of the Money Fund are being offered by certain securities dealers which have entered into securities clearing arrangements or have other business relationships with Broadcort Capital Corp. Shares of the Money Fund also are offered pursuant to an exchange program with certain participating funds as described herein.


                            ------------------------


     This Statement of Additional Information of the Money Fund is not a prospectus and should be read in conjunction with the Prospectus of the Money Fund, dated September 30, 1996 (the 'Prospectus'), which has been filed with the Securities and Exchange Commission (the 'Commission') and can be obtained, without charge, by calling or by writing the Money Fund at the above telephone number or address. This Statement of Additional Information has been incorporated by reference into the Prospectus.


                            ------------------------


  The date of this Statement of Additional Information is September 30, 1996.

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives of the Money Fund are to seek current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities. Reference is made to 'Investment Objectives and Policies' in the Prospectus for a discussion of the investment objectives and policies of the Money Fund.


     As discussed in the Prospectus, the Money Fund may invest in money market securities pursuant to repurchase agreements. Under such agreements, the seller agrees, upon entering into the contract, to repurchase the security from the Money Fund at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. Such agreements usually cover short periods, such as under one week. The Money Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of a default by the seller, the Money Fund ordinarily will retain ownership of the securities underlying the repurchase agreement, and instead of a contractually fixed rate of return, the rate of return to the Money Fund shall be dependent upon intervening fluctuations of the market value of such securities and the accrued interest on the securities. In such event, the Money Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform. In certain circumstances, repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Money Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Money Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. From time to time the Money Fund also may invest in money market securities pursuant to purchase and sale contracts. While purchase and sale contracts are similar to repurchase agreements, purchase and sale contracts are structured so as to be in substance more like a purchase and sale of the underlying security than is the case with repurchase agreements.


     Also, as discussed in the Prospectus, the Money Fund may invest in obligations issued by commercial and savings banks and savings and loan associations. The obligations of commercial banks may be issued by U.S. banks, foreign branches or subsidiaries of U.S. banks ('Eurodollar' obligations) or U.S. branches or subsidiaries of foreign banks ('Yankeedollar' obligations). Eurodollar and Yankeedollar obligations must be general obligations of the parent bank.

     Eurodollar and Yankeedollar obligations may involve additional investment risks from the risks of obligations of U.S. banks. Such investment risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally the issuers of such obligations are subject to fewer U.S. regulatory requirements than are applicable to U.S. banks. Foreign branches or subsidiaries of U.S. banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank than about a U.S. bank, and such branches or subsidiaries may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as U.S. banks. Evidence of ownership of Eurodollar obligations may be held outside of the United States, and the Money Fund may be subject to risks associated with the holding of such property overseas. Eurodollar obligations of the Money Fund held overseas will be held by foreign branches of the Money Fund's custodian for the Trust's portfolio securities or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act of 1940, as amended (the '1940 Act').


     The Investment Manager will carefully consider the above factors in making investments in Yankeedollar obligations. Generally the Money Fund will limit its Yankeedollar investments to obligations of banks organized in Canada, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other western industrialized nations.

     The Money Fund's investments in short-term corporate, partnership or other debt and bank money instruments will be rated, or will be issued by issuers who have been rated, in one of the two highest rating categories for short-term debt obligations by a nationally recognized statistical rating organization (an 'NRSRO') or, if not rated, will be of comparable quality as determined by the Trustees of the Money Fund. The Money Fund's investments in corporate, partnership and trust bonds and debentures (which must have maturities at the date of purchase of 397 days (13 months) or less) will be in issuers who have received from the requisite NRSROs a rating with respect to a class of short-term debt obligations that is comparable in priority and security with the investment in one of the two highest rating categories for short-term obligations or if not rated, will be of comparable quality as determined by the Trustees of the Money Fund. Currently, there are six NRSROs: Duff & Phelps Credit Ratings Co., Fitch Investors Service, Inc., IBCA Limited and its affiliate IBCA, Inc., Thomson BankWatch, Inc., Moody's Investors Service, Inc. and Standard & Poor's Ratings Group. See 'Appendix-- Description of Commercial Paper, Bank Money Instruments and Corporate Bond Ratings.'

     In addition to the investment restrictions set forth in the Prospectus, the Money Fund has adopted the following restrictions and policies relating to the investment of the assets and activities of the Money Fund, which are fundamental policies and may not be changed without approval of the holders of a majority of the Money Fund's outstanding voting securities (which for this purpose means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The Money Fund may not (1) make investments for the purpose of exercising control or management; (2) underwrite securities issued by other persons; (3) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (4) purchase or sell real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs; (5) purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities; (6) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof; (7) make loans to other persons, provided that the Money Fund may purchase money market securities or enter into repurchase agreements or purchase and sale contracts; (8) borrow amounts in excess of 20% of its total assets, taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes (the borrowing provisions shall not apply to reverse repurchase agreements). [Usually only 'leveraged' investment companies may borrow in excess of 5% of their assets; however, the Money Fund will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities. The Money Fund will not purchase securities while borrowings are outstanding. Interest paid on such borrowings will reduce net income.]; (9) mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Money Fund except as may be necessary in connection with borrowings referred to in investment restriction (8) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Money Fund's net assets, taken at market value; (10) invest in securities for which no readily available market exists if more than 10% of its net assets (taken at market value) would be invested in such securities; (11) invest in securities with legal or contractual restrictions on resale (except for repurchase agreements, purchase and sale contracts or variable amount master demand notes) or in securities of issuers (other than Government agency securities) having a record, together with predecessors, of less than three years of continuous operation if, regarding all such securities, more than 5% of its net assets (taken at market value) would be invested in such securities; (12) invest in securities or investments referred to in investment restrictions (10) and (11) above and investment restriction (5) in the Prospectus if, regarding all such securities and investments, more than 10% of the Money Fund's total assets (taken at market value) would be invested in such securities or investment; and (13) enter into reverse repurchase agreements if, as a result thereof, the Money Fund's obligations with respect to reverse repurchase agreements would exceed one-third of its net assets (defined to be total assets, taken at market value, less liabilities other than reverse repurchase agreements).


                            MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS


     Information about the Trustees and executive officers of the Trust, including their ages and their principal occupations for at least the last five years is set forth below. Unless otherwise noted, the address of each Trustee and executive officer is P.O. Box 9011, Princeton, New Jersey 08543-9011.



     ARTHUR ZEIKEL (64)--President and Trustee (1)(2)--President of FAM (which term as used herein includes its corporate predecessors) since 1977; President of Merrill Lynch Asset Management, L.P. ('MLAM,' which term as used herein includes its corporate predecessors) since 1977; President and Director of Princeton Services, Inc. ('Princeton Services') since 1993; Executive Vice President of Merrill Lynch & Co., Inc. ('ML&Co.') since 1990; and Director of Merrill Lynch Funds Distributor, Inc. ('MLFD') since 1977.



     JOE GRILLS (61)--Trustee (2)--183 Soundview Lane, New Canaan, Connecticut 06840. Member of the Committee of Investment of Employee Benefit Assets of the Financial Executives Institute ('CIEBA') since 1986; member of CIEBA's Executive Committee since 1988 and its Chairman from 1991 to 1992; Assistant Treasurer of International Business Machines Corporation ('IBM') and Chief Investment Officer of IBM Retirement Funds from 1986 until 1993; Member of the Investment Advisory Committee of the State of New York Common Retirement Fund; Director, Duke Management Company since 1993; and Director, LaSalle Street Fund since 1995.



     WALTER MINTZ (67)--Trustee (2)--1114 Avenue of the Americas, New York, New York 10036. Special Limited Partner of Cumberland Associates (investment partnership) since 1982.



     ROBERT S. SALOMON, JR. (59)--Trustee (2)(3)--106 Dolphin Cove Quay, Stamford, Connecticut 06902. Principal of STI Management (investment adviser); Director, Common Fund and the Norwalk Community Technical College Foundation; Chairman and CEO of Salomon Brothers Asset Management Inc. from 1992 until

1995; Chairman of Salomon Brothers equity mutual funds from 1992 until 1995; Director of Stock Research and U.S. Equity Strategist at Salomon Brothers Inc. from 1975 until 1991.




     MELVIN R. SEIDEN (65)--Trustee (2)--780 Third Avenue, Suite 2502, New York, New York 10017. President of Silbanc Properties, Ltd. (real estate, investment and consulting) since 1987; Chairman and President of Seiden & de Cuevas, Inc. (private investment firm) from 1964 to 1987.



     STEPHEN B. SWENSRUD (63)--Trustee (2)--24 Federal Street, Suite 400, Boston, Massachusetts 02110. Principal of Fernwood Associates (financial consultants) since 1975.



     TERRY K. GLENN (56)--Executive Vice President (1)(2)--Executive Vice President of the Investment Manager and MLAM since 1983; Executive Vice President and Director of Princeton Services since 1993; President of MLFD since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.



     DONALD C. BURKE (36)--Vice President (1)(2)--Vice President and Director of Taxation of MLAM since 1990; employee of Deloitte & Touche LLP from 1982 to 1990.



     CARLO GIANNINI (48)--Vice President (1)--Vice President of MLAM since 1981.



     JOSEPH T. MONAGLE, JR. (47)--Vice President (1)(2)--Senior Vice President of the Investment Manager and MLAM since 1990 and Vice President of MLAM from 1978 to 1990; Senior Vice President of Princeton Services since 1993.



     GERALD M. RICHARD (47)--Treasurer (1)(2)--Senior Vice President and Treasurer of the Investment Manager and MLAM since 1984; Senior Vice President and Treasurer of Princeton Services since 1993; Treasurer of MLFD since 1984 and Vice President thereof since 1981.



     ROBERT HARRIS (44)--Secretary (1)(2)--Vice President of MLAM since 1984 and attorney associated with MLAM since 1980; Secretary of MLFD since 1982.

------------------
(1) Interested person, as defined in the 1940 Act, of the Trust.

(2) Such Trustee or officer is a director or officer of certain other investment companies for which the Investment Manager or MLAM acts as investment adviser.


(3) On January 17, 1996, Robert S. Salomon, Jr. was elected a Trustee of the Trust to fill the vacancy created by the retirement of Harry Woolf, who retired as a Trustee, effective December 31, 1995, pursuant to the Trust's retirement policy.



     At August 31, 1996, the Trustees and officers of the Trust as a group (12 persons) owned an aggregate of less than 1% of the outstanding shares of beneficial interest of the Trust. At such date, Mr. Zeikel, an officer and Trustee of the Trust, and the other officers of the Trust, owned less than 1% of the outstanding shares of common stock of ML&Co.


COMPENSATION OF TRUSTEES


     Pursuant to the terms of its Investment Management Agreement (the 'Investment Management Agreement') with the Trust, the Investment Manager pays all compensation of officers and employees of the Trust as well as the fees of all Trustees of the Trust who are affiliated persons of ML&Co. or its subsidiaries. The Trust pays each unaffiliated Trustee a fee of $1,500 per year plus $250 per meeting attended and actual out-of-pocket expenses relating to attendance at such meetings. The Trust also pays each member of the Audit

Committee, which consists of the unaffiliated Trustees, an annual fee of $1,500 plus a fee of $250 for each meeting of the Audit Committee attended which is held on a day on which the Board of Trustees does not meet, together with all out-of-pocket expenses relating to attendance at such meeting. For the fiscal year ended May 31, 1996, these fees and expenses aggregated $26,874.



     The following table sets forth for the fiscal year ended May 31, 1996, compensation paid by the Trust to the unaffiliated Trustees and, for the calendar year ending December 31, 1995, the aggregate compensation paid by all investment companies advised by FAM and its affiliates, MLAM ('FAM/MLAM Advised Funds'), to the unaffiliated Trustees.



                                                                    AGGREGATE

                                                                   COMPENSATION
                                               PENSION OR         FROM TRUST AND
                                           RETIREMENT BENEFITS   FAM/MLAM ADVISED
          NAME OF            COMPENSATION    ACCRUED AS PART      FUNDS PAID TO
          TRUSTEE             FROM TRUST    OF TRUST EXPENSE         TRUSTEES
---------------------------  ------------  -------------------  ------------------
Joe Grills(1)..............  $    4,800              None       $      153,883
Walter Mintz(1)............  $    4,800              None       $      153,883
Robert S. Salomon,
  Jr.(1)(2)................  $    5,000              None       $            0
Melvin R. Seiden(1)........  $    4,800              None       $      153,883
Stephen B. Swensrud(1).....  $    4,300              None       $      161,883
Harry Woolf(1).............  $      800              None       $      153,883


------------------

(1) The Trustees serve on the boards of FAM/MLAM Advised Funds as follows: Mr. Grills (18 registered investment companies consisting of 38 portfolios); Mr. Mintz (18 registered investment companies consisting of 38 portfolios); Mr. Salomon (18 registered investment companies consisting of 38 portfolios); Mr. Seiden (18 registered investment companies consisting of 38 portfolios); Mr. Swensrud (20 registered investment companies consisting of 49 portfolios) and Mr. Woolf, prior to his retirement, effective December 31, 1995, pursuant to the Trust's retirement policy (18 registered investment companies consisting of 38 portfolios).


(2) Mr. Salomon was elected a Trustee of the Trust on January 17, 1996.


MANAGEMENT AND ADVISORY ARRANGEMENTS

     Reference is made to 'Management of the Trust--Management and Advisory Arrangements' in the Prospectus for certain information concerning management and advisory arrangements of the Trust.

     Subject to the direction of the Trustees, the Investment Manager is responsible for the actual management of the Money Fund and constantly reviews the Money Fund's holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Manager, subject to review by the Trustees. The Investment Manager also performs certain of the other management services necessary for the operation of the Trust and the Money Fund, including regulatory compliance, and provides all the office space, facilities, equipment and necessary personnel for such services.

     Securities held by the Money Fund may also be held by other funds or clients (collectively referred to as 'clients') for which the Investment Manager or MLAM acts as an advisor or by investment advisory clients of MLAM. Securities may be held by, or be appropriate investments for, the Money Fund as well as other clients of the Investment Manager or MLAM. Because of different objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for the Money Fund or other advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Manager or MLAM during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.


     As compensation for its services to the Money Fund, the Investment Manager receives a fee from the Money Fund at the end of each month at the annual rate of 0.275% of average daily net assets of the Money Fund not exceeding $500 million and at the annual rate of 0.25% of such assets in excess of $500 million. Broadcort Capital Corp. ('Broadcort') and the Investment Manager, as administrators for the Money Fund, each receive an identical monthly fee based on assets introduced to the Fund by Broadcort or through other avenues, respectively. For the fiscal year ended May 31, 1994, the fee paid by the Money Fund to the Investment Manager was $392,910 and the fee paid to Broadcort was $392,910. For the fiscal year ended May 31, 1995, the fee paid by the Money Fund to the Investment Manager was $306,952 and the fee paid to the Administrator was $306,952. For the fiscal year ended May 31, 1996, the fee paid by the Money Fund to the Investment Manager was $193,099 and the fee paid to the Administrator was $193,099. No administrative fees were paid to the Investment Manager during such periods.



     California imposes limitations on the expenses of the Money Fund. At the date hereof, those limitations require that the Investment Manager reimburse the Money Fund in any amount necessary to prevent such operating expenses (excluding interest, taxes, distribution fees, brokerage fees and commissions and extraordinary charges such as litigation costs) of the Money Fund from exceeding in any fiscal year 2.5% of the Money Fund's first $30 million of average daily net assets, 2.0% of the next $70 million of average daily net assets and 1.5% of the remaining average daily net assets. No fee payment will be made to the Investment Manager or the Administrators during the year which will cause such expenses to exceed the pro rata expense limitation at the time of such payment. The Investment Manager and Administrators will share equally with respect to any reimbursements made pursuant to the expense limitations. No fee reimbursements were made during the fiscal years ended May 31, 1994, 1995 or 1996 pursuant to these operating expense limitations.



     The Investment Management Agreement and Administrative Agreements obligate the Investment Manager and the Administrators, respectively, to provide advisory, administrative and management services, to furnish office space and facilities for management of the affairs of the Trust and the Money Fund and to pay all compensation of and furnish office space for officers and employees of the Trust, as well as the fees of all Trustees of the Trust who are affiliated persons of ML&Co. or any of its subsidiaries. The Money Fund pays all other expenses incurred in its operation and a portion of the Trust's general administrative expenses allocated on the basis of the asset size of the respective Series. Expenses that are borne directly by the Series include redemption expenses, expenses of portfolio transactions, expenses of registering the shares under Federal and state securities laws, pricing costs (including the daily calculation of net asset value), fees for legal and auditing services, expenses of printing proxies, shareholder reports, prospectuses and statements of additional information (except to the extent paid by the principal underwriters), charges of the Custodian and Transfer Agent, the Commission fees, interest, certain taxes, and other expenses attributable to a particular Series. Expenses which are allocated on the basis of asset size of the respective Series include fees and expenses of unaffiliated Trustees, state franchise taxes and expenses related to shareholder meetings, and other expenses properly payable by the Trust. See 'General Information--Description of Series and Shares.' Depending upon the nature of a lawsuit, litigation costs may be directly applicable to the Series or allocated on the basis of the asset size of the respective Series. The Trustees have determined that this is an appropriate method of allocation of expenses. As required by the Distribution Agreements, the principal underwriters will pay certain of the expenses of each Series incurred in connection with the offering of shares of each Series; after the prospectuses, statements of additional information and periodic reports have been prepared and set in type, the principal underwriters will pay for the printing and distribution of copies thereof used by them in connection with the offering to investors. The principal underwriters will also pay for other supplementary sales literature. A principal underwriter will only be responsible for paying such expenses as are directly related to the sale of Money Fund shares by such principal underwriter.



     The Investment Manager is a limited partnership, the partners of which are ML&Co. and Princeton Services. ML&Co. and Princeton Services are 'controlling persons' of the Manager (as defined in the 1940 Act) because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.


     Duration and Termination. Unless earlier terminated as described below, the Investment Management Agreement and the Administrative Agreements will each continue in effect from year to year if approved annually (a) by the Trustees of the Trust or by a majority of the outstanding shares of the Money Fund and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the 1940 Act) of any such party. Such agreements terminate upon assignment and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Money Fund.

                               PURCHASE OF SHARES

     Reference is made to 'Purchase of Shares' in the Prospectus for certain information as to the purchase of Money Fund shares.


     Merrill Lynch Funds Distributor, Inc., Calamos Financial Services, Inc., 1111 East Warrenville Road, Naperville, Illinois 60563, Calvert Distributors, Inc., 4550 Montgomery Avenue, Bethesda, Maryland 20814, Franklin Templeton Distributors, Inc., 777 Mariners Island Boulevard, San Mateo, California 94403, Ivy MacKenzie Distributors Inc., 700 South Federal Highway, Boca Raton, Florida 33432, Nicholas-Applegate Securities, c/o BFDS, 2 Heritage Drive, North Quincy, Massachusetts 02171, Van Eck Securities Corporation, 99 Park Avenue, New York, New York 10016 act as principal underwriters of the shares of the Money Fund (the 'Principal Underwriters'). MLFD is an affiliate of both the Investment Manager and of Merrill Lynch. Shares may be purchased directly from securities dealers with whom MLFD has entered into a selected dealer agreement. Dealer agreements will be entered into with securities dealers that have securities clearing arrangements or some other business relationship with Broadcort. Shares of the Money Fund are also offered through Merrill Lynch pursuant to an exchange program with certain other investment companies for which each Principal Underwriter, other than MLFD, also acts as principal underwriter. See 'Shareholder Services--Exchange Program.'



     The Distribution Agreements, after the second anniversary thereof, are renewable annually, and may be terminated upon 60 days' written notice by either party to the agreement. Under such Agreements, after the prospectuses, statements of additional information and periodic reports have been prepared and set in type, the Principal Underwriters will pay for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Principal Underwriters will also pay for other supplementary sales literature. A principal underwriter will only be responsible for paying such expenses as are directly related to the sale of Money Fund shares by such Principal Underwriter.

     It is the Money Fund's policy to be as fully invested as reasonably practicable at all times to maximize the yield on the Money Fund's portfolio. The money markets in which the Money Fund will purchase and sell portfolio securities normally require immediate settlement of transactions in Federal Funds. Federal Funds are a commercial bank's deposits in a Federal Reserve Bank and can be transferred from one member bank's account to that of another member bank on the same day and thus are considered to be immediately available funds. Orders for the purchase of Money Fund shares shall become effective on the day Federal Funds become available to the Money Fund and the shares being purchased will be issued at the net asset value per share next determined. If Federal Funds are available to the Money Fund prior to the determination of net asset value (generally 4:00 P.M., New York time) on any business day, the order will be effective on that day. Shares purchased will begin accruing dividends on the day following the date of purchase. Beginning on or about October 28, 1996, Money Fund shares will begin accruing dividends on the date of purchase.


                              REDEMPTION OF SHARES

     Reference is made to 'Redemption of Shares' in the Prospectus for certain information as to the repurchase and redemption of Money Fund shares.


     The right to receive payment with respect to any redemption may be suspended by the Money Fund for a period of up to seven days. Suspensions of more than seven days may not be made except (1) for any period (A) during which the New York Stock Exchange ('NYSE') is closed, other than customary weekend and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the Trust of securities owned by the Money Fund is not reasonably practicable or
(B) it is not reasonably practicable for the Trust fairly to determine the value of the net assets of the Money Fund; or (3) for such other periods as the Commission may by order permit for the protection of security holders of the Money Fund. The Commission shall by rules and regulations determine the conditions under which (i) trading shall be deemed to be restricted and (ii) an emergency shall be deemed to exist within the meaning of clause (2) above.


     The value of the shareholder's investment at the time of redemption may be more or less than his cost, depending on the market value of the securities held by the Money Fund at such time and income earned.


                             PORTFOLIO TRANSACTIONS


     The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities of the Money Fund. Subject to policy established by the Board of Trustees of the Trust, the Investment Manager is primarily responsible for the Money Fund's portfolio decisions and the placing of the portfolio transactions. In placing orders, it is the policy of the Money Fund to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Investment Manager generally seeks reasonably competitive spreads or commissions, the Money Fund will not necessarily be paying the lowest spread or commission available. The Money Fund's policy of investing in securities with short maturities will result in high portfolio turnover.



     The money market securities in which the Money Fund invests are traded primarily in the over-the-counter ('OTC') market. Bonds and debentures are usually traded OTC but may be traded on an exchange. Where possible, the Money Fund will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Money Fund will primarily consist of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Commission. Since OTC transactions are usually principal transactions, affiliated persons of the Trust, including Merrill Lynch Government Securities Inc. ('GSI') and Merrill Lynch Money Markets Inc., may not serve the Money Fund as dealer in connection with such transactions, except pursuant to the exemptive order described below. However, affiliated persons of the Trust may serve as its broker in OTC transactions conducted on an agency basis. The Trust may not purchase securities from any underwriting syndicate of which Merrill Lynch is a member, except in accordance with applicable rules under the 1940 Act.



     The Commission has issued an order permitting all Merrill Lynch-sponsored money market funds, including Series of the Trust, to conduct principal transactions with GSI in U.S. Government securities and U.S. Government agency securities and with a subsidiary of GSI in certificates of deposit and other short-term bank money instruments and commercial paper. This order contains a number of conditions, including conditions designed to insure that the price to the Money Fund from GSI or its subsidiary is equal to or better than that available from other sources. GSI and its subsidiary have informed the Money Fund that they will in no way, at any time, attempt to influence or control the activities of the Money Fund or the Investment Manager in placing such principal transactions. The exemptive order allows GSI or its subsidiary, Merrill Lynch Money Markets Inc., to receive a dealer spread on any transaction with the Money Fund no greater than its customary dealer spread for transactions of the type involved. Generally such spreads do not exceed 0.25% of the principal amount of the securities involved.


     The Trustees of the Trust have considered the possibilities of recapturing for the benefit of the Money Fund expenses of possible portfolio transactions, such as dealer spreads and underwriting commissions, by conducting such portfolio transactions through affiliated entities. For example, dealer spreads received by GSI or its subsidiary on transactions conducted pursuant to the permissive order described above could be offset against the management and administrative fees payable by the Money Fund to the Investment Manager and the Administrator. After considering all factors deemed relevant, the Trustees made a determination not to seek such recapture. The Trustees will reconsider this matter from time to time. The Investment Manager has arranged for the Money Fund's custodian to receive any tender offer solicitation fees on behalf of the Money Fund payable with respect to portfolio securities of the Money Fund.

     The Money Fund does not expect to use one particular dealer, but, subject to obtaining the best price and execution, dealers who provide supplemental investment research (such as information concerning money market securities, economic data and market forecasts) to the Investment Manager may receive orders for transactions by the Money Fund. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Manager under the Investment Management Agreement and the expenses of the Investment Manager will not necessarily be reduced as a result of the receipt of such supplemental information.

                        DETERMINATION OF NET ASSET VALUE


     The net asset value of the shares of the Money Fund is determined by the Investment Manager once daily, immediately after the daily declaration of dividends, on each day during which the NYSE or New York banks are open for business. Such determination is made as of the close of business on the NYSE (generally 4:00 P.M., New York time) or, on days when the NYSE is closed but New York banks are open, at 4:00 P.M., New York time. The Money Fund will also determine its net asset value on any day on which there is sufficient trading in its portfolio securities that the net asset value might be materially affected, but only if on any such day the Money Fund is required to sell or redeem shares. The net asset value is determined pursuant to the 'penny-rounding' method by adding the value of all securities and other assets in the portfolio, deducting the portfolio's liabilities, dividing by the number of shares outstanding and rounding the result to the nearest whole cent.



     The money market securities in which the Money Fund invests are traded primarily in the OTC markets. Except as set forth below, these securities are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. Assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. Securities with a remaining maturity of 60 days or less are valued on an amortized cost basis. Under this method of valuation, the security is initially valued at cost on the date of purchase (or in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity); and thereafter the Money Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. For purposes of valuation, the maturity of a variable rate security is deemed to be the next date on which the interest rate is to be adjusted.



     In accordance with the Commission rule applicable to the valuation of its portfolio securities, the Money Fund will maintain a dollar-weighted portfolio maturity of 90 days or less and will purchase instruments having remaining maturities of not more than 397 days (13 months), with the exception of U.S. Government Securities and U.S. Government agency securities, which may have remaining maturities of up to 762 days (25 months). The Money Fund will invest only in securities determined by the Trustees to be of high quality with minimal credit risks. In addition, the Trustees have established procedures designed to stabilize, to the extent reasonably possible, the Money Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Deviations of more than an insignificant amount between the net asset value calculated using market quotations and that calculated on a 'penny-rounded' basis will be reported to the Trustees by the Manager. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Money Fund will take such corrective action as it regards as necessary and appropriate, including the reduction of the number of outstanding shares of the Money Fund by having each shareholder proportionately contribute shares to the Money Fund's capital; the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a net asset value per share solely by using available market quotations. If the number of outstanding shares is reduced in order to maintain a constant 'penny-rounded' net asset value of $1.00 per share, the shareholders will contribute proportionately to the Money Fund's capital. Each shareholder will be deemed to have agreed to such contribution by such shareholder's investment in the Money Fund.


     Since the net income of the Money Fund (including realized gains and losses on the portfolio securities) is declared as a dividend each time the net income of the Money Fund is determined, the net asset value per share of the Money Fund normally remains at $1.00 per share immediately after each determination and dividend declaration. Any increase in the value of a shareholder's investment in the Money Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Money Fund in the account and any decrease in the value of a shareholder's investment may be reflected by a decrease in the number of shares in the account. See 'Taxes.'

                               YIELD INFORMATION


     The Money Fund normally computes its annualized yield by determining the net income for a seven-day base period for a hypothetical pre-existing account having a balance of one share at the beginning of the base period, dividing the net income by the net asset value of the account at the beginning of the base period to obtain the base period return, multiplying the result by 365 and then dividing by seven. Under this calculation, the yield reflects realized and unrealized gains and losses on portfolio securities. In accordance with regulations adopted by the Commission, the Money Fund is required to disclose its annualized yield for certain seven-day base periods in a standardized manner which does not take into consideration any realized or unrealized gains or losses on portfolio securities. The Commission also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return which is done by adding one to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result. This compounded yield calculation also excludes realized and unrealized gains or losses on portfolio securities.


     The yield on the Money Fund's shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the Money Fund of future yields or rates of return on its shares. The yield is affected by such factors as changes in interest rates on Treasury securities, average portfolio maturity, the types and quality of portfolio securities held and operating expenses. The yield on Money Fund shares for various reasons may not be comparable to the yield on shares of other money market funds or other investments.

                              SHAREHOLDER SERVICES

     The Trust offers a number of shareholder services described below designed to facilitate investment in shares of the Money Fund. Full details as to each of such services and copies of the various plans described below can be obtained from the Trust.

INVESTMENT ACCOUNT


     Every direct shareholder has an Investment Account and will receive quarterly reports showing the activity in his account since the preceding statement. A shareholder may make additions to his Investment Account at any time by purchasing shares at the applicable public offering price either through his securities dealer, by wire or by mail directly to the Transfer Agent, acting as agent for his dealer. A shareholder may ascertain the number of shares in his Investment Account by telephoning the Transfer Agent at 800-MER-FUND or (800-637-3863). The Transfer Agent will furnish this information only after the shareholder has specified the name, address, account number and social security number of the registered owner or owners.


     In the interest of economy and convenience and because of the operating procedures of the Trust, certificates representing the Money Fund shares will not be physically issued. Shares of the Money Fund are maintained by the Trust on its register maintained by the Transfer Agent and the holders thereof will have the same rights and ownership with respect to such shares as if certificates had been issued.

EXCHANGE PROGRAM



     The Money Fund participates in an exchange program with certain other investment companies for which each Principal Underwriter of the Money Fund, other than MLFD, listed under 'Purchase of Shares' above also acts as principal underwriter (the 'Participating Funds'). This exchange program is only available to investors who maintain the shares of the Participating Funds (and the Money
Fund) in their Merrill Lynch account. A Money Fund shareholder may only exchange into Participating Funds that have the same Principal Underwriter as the original Participating Fund the shareholder exchanged out of.



     Exchanges of shares of Participating Funds subject to a front-end sales load ('FESL') into Money Fund shares may also be effected without the imposition of a sales charge. The holder of such Money Fund shares may subsequently either exchange back into the same shares of the original Participating Fund without incurring any FESL or exchange into shares of certain other Participating Funds distributed by the same Principal Underwriter by remitting an amount equal to the difference, if any, between the FESL previously paid on the shares of the original Participating Fund and the FESL payable at the time of the exchange on the shares of the new Participating Fund.



     In addition, exchanges of shares of Participating Funds subject to a contingent deferred sales charge ('CDSC') ('CDSC Shares') into Money Fund shares may be effected without the payment of any CDSC that might otherwise be due on redemption of the Participating Fund shares. A shareholder who exchanges CDSC Shares for shares of the Money Fund will not, however, receive credit toward reduction of the CDSC for the time spent in the Money Fund; rather, the CDSC reduction period will be 'tolled' until such time as the shareholder either exchanges back into the Participating Fund (or another Participating Fund that charges a CDSC), or redeems shares of the Money Fund. A shareholder who exchanges CDSC Shares of a Participating Fund for Money Fund shares and who subsequently exchanges back into the original Participating Fund (or another Participating Fund that charges a CDSC and that is distributed by the same Principal Underwriter) will not pay a CDSC at that time, and the period for reduction of the CDSC will recommence. If the shareholder exchanges CDSC Shares for Money Fund shares and then makes a subsequent exchange for CDSC Shares of another Participating Fund subject to a different CDSC schedule, the shareholder will be subject to whichever schedule is higher. If the shareholder redeems his investment from the Money Fund following an exchange from CDSC Shares, the CDSC will be charged at the rate payable based on a holding period from the time the shareholder purchased shares of the Participating Fund until the time the Participating Fund shares were exchanged for shares of the Money Fund.




     Before effecting an exchange, shareholders should obtain a currently effective prospectus of the Participating Fund into which the exchange is to be made for information regarding the fund and for further details regarding such exchange.



     Shares with a net asset value of at least $100 are required to qualify for the exchange program, and any shares utilized in an exchange must have been held by the shareholder for 15 days. It is contemplated that the exchange program may be applicable to other new mutual funds whose shares may be distributed by MLFD or the Principal Underwriters.



     To effect an exchange, shareholders should contact their Merrill Lynch financial consultant, who will advise the Money Fund of the exchange. Shareholders with shares for which certificates have not been issued may effect an exchange by wire through their securities dealers. This exchange program may be modified or terminated in accordance with the rules of the Commission. The Money Fund reserves the right to limit the number of times an investor may effect an exchange. Certain Participating Funds may suspend the continuous offering of their shares at any time and thereafter may resume such offering from time to time. The exchange program is available only to U.S. shareholders in states where the exchange legally may be made.


                                     TAXES

FEDERAL

     The Trust intends to continue to qualify the Money Fund for the special tax treatment afforded regulated investment companies ('RICs') under the Internal Revenue Code of 1986, as amended (the 'Code'). If it so qualifies, the Money Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders. The Money Fund intends to distribute substantially all of such income.

     As discussed in the Money Fund's Prospectus, the Trust may establish other series in addition to the Money Fund (together with the Fund, the 'Series'). Each Series of the Trust is treated as a separate corporation for Federal income tax purposes. Each Series therefore is considered to be a separate entity in determining its treatment under the rules for RICs described in the Prospectus. Losses in one Series do not offset gains in another Series, and the requirements (other than certain organizational requirements) for qualifying for RIC status are determined at the Series level rather than the Trust level.


     Dividends paid by the Money Fund from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as 'ordinary income dividends') are taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gains over net short-term capital losses ('capital gain dividends') are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned Money Fund shares. Any loss upon the sale or exchange of Money Fund shares held for six months or less, however, will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of the Money Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset).


     Dividends are taxable to shareholders even though they are reinvested in additional shares of the Money Fund. Not later than 60 days after the close of its taxable year, the Trust will provide shareholders with a written notice designating the amounts of any ordinary income dividends or capital gain dividends. Distributions by the Money Fund, whether from ordinary income or capital gains, will not be eligible for the dividends received deduction allowed to corporations under the Code. If the Money Fund pays a dividend in January which was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Money Fund and received by its shareholders on December 31 of the year in which the dividend was declared.

     If the value of assets held by the Money Fund declines, the Trustees may authorize a reduction in the number of outstanding shares in shareholder's accounts so as to preserve a net asset value of $1.00 per share. After such a reduction, the basis of eliminated shares would be added to the basis of shareholders' remaining Money Fund shares, and any shareholders disposing of shares at that time may recognize a capital loss. Distributions, including distributions reinvested in additional shares of the Money Fund, will nonetheless be fully taxable, even if the number of shares in shareholders' accounts has been reduced as described above.

     Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.


     Dividends and interest received by the Money Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     Under certain provisions of the Code, some shareholders may be subject to a 31% withholding tax on ordinary income dividends, capital gain dividends and redemption payments ('backup withholding'). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Trust or who, to the Trust's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

     A loss realized on a sale or exchange of shares of the Money Fund will be disallowed if other Money Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.


     The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year-end, plus certain undistributed amounts from previous years. While the Money Fund intends to distribute its income and capital gains in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Money Fund's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, the Money Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.



     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and these Treasury regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.


     Ordinary income dividends and capital gain dividends may also be subject to state and local taxes.

     Certain states exempt from state income taxation dividends paid by RICs which are derived from interest on United States Government obligations. State law varies as to whether dividend income attributable to United States

Government obligations is exempt from state income tax.

     Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes. Foreign investors should also consider applicable foreign taxes in their evaluation of an investment in the Money Fund.

                              GENERAL INFORMATION

DESCRIPTION OF SERIES AND SHARES

     The Declaration of Trust provides that the Trust shall be comprised of separate Series ('Series') each of which will consist of a separate portfolio which will issue a separate class of shares. The Trustees are authorized to create an unlimited number of Series and, with respect to each Series, to issue an unlimited number of full and fractional shares of beneficial interest, par value $.10 per share, of a single class and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Series. All shares have equal voting rights, except that only shares of the respective Series are entitled to vote on matters concerning only that Series. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held in the election of Trustees and on other matters submitted to the vote of shareholders. Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Series and in net assets of such Series upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

     In the event a Series were unable to meet its obligations, the remaining Series would assume the unsatisfied obligations of that Series. The shares of each Series, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights, and are freely transferable. Holders of shares of any Series are entitled to redeem their shares as described elsewhere herein and in the Prospectus. Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all of the Trustees if they choose to do so and in such event the holders of the remaining shares would not be able to elect any Trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except under certain limited circumstances set forth in the Declaration of Trust.

CUSTODIAN


     The Bank of New York (the 'Custodian'), 90 Washington Street, 12th Floor, New York, New York 10286, acts as custodian of the Money Fund's assets. The Custodian is responsible for safeguarding and controlling the Money Fund's cash and securities, handling the delivery of securities and collecting interest on the Money Fund's investments.


TRANSFER AGENT


     Merrill Lynch Financial Data Services, Inc. (the 'Transfer Agent'), 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, a subsidiary of ML&Co., acts as the Money Fund's transfer agent. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts.


INDEPENDENT AUDITORS

     Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540, have been selected as the independent auditors of the Money Fund. The selection of independent auditors is subject to ratification by the shareholders of the Money Fund. The independent auditors are responsible for auditing the financial statements of the Money Fund.

LEGAL COUNSEL


     Brown & Wood LLP, One World Trade Center, New York, New York 10048, is counsel for the Trust.


REPORTS TO SHAREHOLDERS

     The fiscal year of the Trust ends on May 31 of each year. The Trust will send to shareholders of the Money Fund at least semi-annually reports showing its portfolio securities and other information. An annual report containing financial statements audited by independent auditors will be sent to shareholders each year.

ADDITIONAL INFORMATION


     The Prospectus and this Statement of Additional Information with respect to the shares of the Money Fund do not contain all of the information set forth in the Registration Statement and the exhibits relating thereto, which the Trust has filed with the Commission, Washington, D.C., under the Securities Act of 1933 and the 1940 Act, to which reference is hereby made. Offerings of shares of separate Series of the Trust will be made by separate prospectuses.



     To the knowledge of the Trust, no person or entity owned beneficially 5% or more of the Money Fund's shares on September 27, 1996, except that Marjorie Alfus IRA and Sheldon Spring owned 6.945% and 6.74%, respectively, of such shares.

                            ------------------------

     The Declaration of Trust establishing the Trust, dated July 10, 1987, a copy of which, together with all amendments thereto (the 'Declaration'), is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name 'Financial Institutions Series Trust' refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim of said Trust but the 'Trust Estate' only shall be liable.

                                    APPENDIX


                        DESCRIPTION OF COMMERCIAL PAPER
                           AND CORPORATE BOND RATINGS

COMMERCIAL PAPER

     Commercial paper with the greatest capacity for timely payment is rated A by Standard & Poor's Ratings Group ('S&P'). Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety; A-1, the highest of the three, indicates the degree of safety is either overwhelming or very strong; A-2 indicates the capacity for timely repayment is strong.

     Moody's Investors Service, Inc. ('Moody's') employs the designations of Prime-1, Prime-2 and Prime-3 to indicate the relative capacity of the rated issuers to repay punctually. Prime-1 issues have a superior capacity for repayment. Prime-2 issues have a strong capacity for repayment, but to a lesser degree than Prime-1.

     Commercial paper rated A.1+ by IBCA Limited or its affiliate IBCA, Inc. (together, 'IBCA') are obligations supported by the highest capacity for timely repayment. Commercial paper rated A.1 has a very strong capacity for timely repayment. Commercial paper rated A.2 has a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

     Fitch Investors Service, Inc. ('Fitch') employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

     Duff & Phelps Credit Ratings Co. ('Duff & Phelps') employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

     Thomson BankWatch, Inc. ('TBW') employs the designations TBW-1, TBW-2, TBW-3 and TBW-4 as ratings for commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. TBW-1 is the highest category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis. TBW-2 is the second highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.


CORPORATE BONDS

     Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

     Bonds rated Aaa by Moody's are judged to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Bonds rated AAA by IBCA are obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Bonds rated AA are obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

     Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

     Bonds rated AAA by Duff & Phelps are deemed to be of the highest credit quality: the risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. AA indicates high credit quality: protection factors are strong, and risk is modest but may vary slightly from time to time because of economic conditions.

     Bonds rated AAA by TBW are accorded the highest rating category which indicates that the ability to repay principal and interest on a timely basis is very high. AA is the second highest rating category and indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest rating category.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
SUMMIT CASH RESERVES FUND OF
FINANCIAL INSTITUTIONS SERIES TRUST:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Summit Cash Reserves Fund of Financial Institutions Series Trust as of May 31, 1996, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at May 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Summit Cash Reserves Fund of Financial Institutions Series Trust as of May 31, 1996 the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP
Princeton, New Jersey
June 28, 1996

SCHEDULE OF INVESTMENTS                         (in Thousands)

                        Face   Interest  Maturity      Value
Issue                  Amount   Rate*      Date      (Note 1a)

Certificates of Deposit--Yankee--2.9%


Societe Generale, NY  $1,000     5.39 %  6/17/96      $ 1,000

Total Certificates of Deposit--Yankee
(Cost--$1,000)                                          1,000


Commercial Paper--Discount--40.7%


ANZ (Delaware) Inc.    1,000     5.10    7/22/96          992

Allomon Funding        1,150     5.31    6/04/96        1,149
Corp.

Banc One Corp.         1,400     5.33    6/03/96        1,399

Bear Stearns           1,300     5.29    6/03/96        1,300
Companies Inc.

Cargill Incorporated   1,000     5.30    6/07/96          999

Ciba-Geigy Corp.       1,300     5.25    6/04/96        1,299

Ciesco, L.P.           1,099     5.27    6/21/96        1,096

General Motors         1,300     5.34    6/21/96        1,296
Acceptance Corp.

Monte Rosa             1,250     5.29    6/28/96        1,245
Capital Corp.

National Fleet         1,300     5.28    6/03/96        1,300
Funding Corp.

Sandoz Corporation     1,000     5.30    6/06/96          999

Sheffield              1,150     5.30    6/11/96        1,148
Receivables Corp.

Total Commercial Paper--Discount
(Cost--$14,222)                                        14,222


Corporate Notes--2.9%



SMM Trust (1995-K)     1,000   5.4497    6/14/96        1,000

Total Corporate Notes
(Cost--$1,000)                                          1,000



SCHEDULE OF INVESTMENTS                         (in Thousands)

                        Face   Interest  Maturity      Value
Issue                  Amount   Rate*      Date      (Note 1a)

US Government, Agency & Instrumentality Obligations--
Discount--22.9%


Federal Home          $7,000     5.30 %  6/03/96      $ 6,997
Loan Mortgage
Corporation

Federal National       1,000     5.11   10/30/96          978
Mortgage
Association

Total US Government, Agency & Instrumentality
Obligations--Discount (Cost--$7,975)                    7,975


US Government, Agency & Instrumentality Obligations--
Non-Discount--24.5%


Federal National         285     8.75    6/10/96          285
Mortgage Association     250     5.50    6/12/96          250
                       2,000     5.31++  7/08/96        2,000
                       1,000     5.32++  8/08/96        1,000
                       3,000     5.38++  2/21/97        3,000

US Treasury Notes      2,000    6.875   10/31/96        2,011

Total US Government, Agency & Instrumentality
Obligations--Non-Discount (Cost--$8,548)                8,546

Face
Amount      Issue


Repurchase Agreements**--7.5%

$1,400      Fuji Securities, Inc., purchased on
            5/31/1996 to yield 5.37% to 6/03/1996       1,400


 1,203      PaineWebber Inc., purchased on
            5/31/1996 to yield 5.33% to 6/03/1996       1,203

Total Repurchase Agreements (Cost--$2,603)              2,603

Total Investments (Cost--$35,348)--101.4%              35,346

Liabilities in Excess of Other Assets--(1.4%)            (481)
                                                      -------
Net Assets--100.0%                                    $34,865
                                                      =======


[FN]
 *Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. The interest rates on variable rate securities are adjusted periodically based upon the appropriate indexes; the interest rates shown are the rates in effect at May 31, 1996.
**Repurchase Agreements are fully collateralized by US Government
  Obligations.
++Variable Rate Notes.

See Notes to Financial Statements.

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of May 31, 1996
Assets:             Investments, at value (identified cost--$35,348,330*)
                    (Notes 1a & 1e)                                                                         $ 35,345,891
                    Cash                                                                                           1,494
                    Receivables:
                      Interest                                                             $     64,313
                      Beneficial interest sold                                                   12,000           76,313
                                                                                           ------------
                    Prepaid registration fees and other assets (Note 1d)                                         104,249
                                                                                                            ------------
                    Total assets                                                                              35,527,947
                                                                                                            ------------

Liabilities:        Payables:
                      Beneficial interest redeemed                                              497,114
                      Administrator (Note 2)                                                      8,027
                      Investment adviser (Note 2)                                                 8,027          513,168
                                                                                           ------------
                    Accrued expenses and other liabilities                                                       149,973
                                                                                                            ------------
                    Total liabilities                                                                            663,141
                                                                                                            ------------

Net Assets:         Net assets                                                                              $ 34,864,806
                                                                                                            ============

Net Assets          Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:         shares authorized                                                                       $  3,486,725
                    Paid-in capital in excess of par                                                          31,380,520
                    Unrealized depreciation on investments--net                                                   (2,439)
                                                                                                            ------------
                    Net assets--Equivalent to $1.00 per share based on 34,867,245 shares
                    of beneficial interest outstanding                                                      $ 34,864,806
                                                                                                            ============

                   *Cost for Federal income tax purposes. As of May 31, 1996, net unrealized depreciation for Federal income tax purposes
                    amounted to $2,439, of which $188 related to appreciated securities and $2,627 related to depreciated securities.


Statement of Operations
                                                                                        For the Year Ended May 31, 1996
Investment Income   Interest and amortization of premium and discount earned                                $  4,190,853

(Note 1c):

Expenses:           Transfer agent fees (Note 2)                                           $    195,372
                    Investment advisory fees (Note 2)                                           193,099
                    Administrative fees (Note 2)                                                193,099
                    Professional fees                                                            55,279
                    Registration fees (Note 1d)                                                  38,737
                    Accounting services (Note 2)                                                 36,639
                    Trustees' fees and expenses                                                  26,874
                    Printing and shareholder reports                                             23,477
                    Custodian fees                                                               20,396
                    Other                                                                        14,467
                                                                                           ------------
                    Total expenses                                                                               797,439
                                                                                                            ------------
                    Investment income--net                                                                     3,393,414
                                                                                                            ------------

Realized &          Realized gain on investments--net                                                                244
Unrealized Gain     Change in unrealized appreciation/depreciation on investments--net                           (75,867)
(Loss) on                                                                                                   ------------
Investments--Net    Net Increase in Net Assets Resulting from Operations                                    $  3,317,791
(Note 1c):                                                                                                  ============

                    See Notes to Financial Statements.


FINANCIAL INFORMATION  (concluded)


Statements of Changes in Net Assets
                                                                                            For the Year Ended May 31,
Increase (Decrease) in Net Assets:                                                             1996             1995
Operations:         Investment income--net                                                 $  3,393,414     $  4,854,999
                    Realized gain on investments--net                                               244            5,155
                    Change in unrealized appreciation/depreciation on
                    investments--net                                                            (75,867)         143,964
                                                                                           ------------     ------------
                    Net increase in net assets resulting from operations                      3,317,791        5,004,118
                                                                                           ------------     ------------

Dividends &         Investment income--net                                                   (3,393,414)      (4,854,999)
Distributions to    Realized gain on investments--net                                              (244)          (5,155)
Shareholders                                                                               ------------     ------------
(Note 1f):          Net decrease in net assets resulting from dividends and
                    distributions to shareholders                                            (3,393,658)      (4,860,154)

                                                                                           ------------     ------------

Beneficial Interest Net proceeds from sale of shares                                        307,144,408      386,906,148
Transactions        Net asset value of shares issued to shareholders in
(Note 3):           reinvestment of dividends and distributions (Note 1f)                     3,383,655        4,849,989
                                                                                           ------------     ------------
                                                                                            310,528,063      391,756,137
                    Cost of shares redeemed                                                (364,706,205)    (438,082,555)
                                                                                           ------------     ------------
                    Net decrease in net assets derived from beneficial
                    interest transactions                                                   (54,178,142)     (46,326,418)
                                                                                           ------------     ------------

Net Assets:         Total decrease in net assets                                            (54,254,009)     (46,182,454)
                    Beginning of year                                                        89,118,815      135,301,269
                                                                                           ------------     ------------
                    End of year                                                            $ 34,864,806     $ 89,118,815
                                                                                           ============     ============

Financial Highlights
The following per share data and ratios have been derived
from information provided in the financial statements.
                                                                                    For the Year Ended May 31,
Increase (Decrease) in Net Asset Value:                                  1996        1995     1994     1993       1992
Per Share           Net asset value, beginning of year                $   1.00   $   1.00  $   1.00  $   1.00   $   1.00
Operating                                                             --------   --------  --------  --------   --------
Performance:        Investment income--net                               .0476      .0444     .0254     .0262      .0464
                    Realized and unrealized gain (loss) on
                    investments--net                                    (.0011)     .0014     .0003     .0007     (.0001)
                                                                      --------   --------  --------  --------   --------
                    Total from investment operations                     .0465      .0458     .0257     .0269      .0463
                                                                      --------   --------  --------  --------   --------
                    Less dividends and distributions:
                      Investment income--net                            (.0476)    (.0444)   (.0254)   (.0262)    (.0463)
                      Realized gain on investments--net                     --++   (.0001)   (.0003)   (.0007)     .0000
                                                                      --------   --------  --------  --------   --------
                    Total dividends and distributions                   (.0476)    (.0445)   (.0257)   (.0269)    (.0463)
                                                                      --------   --------  --------  --------   --------
                    Net asset value, end of year                      $   1.00   $   1.00  $   1.00  $   1.00   $   1.00
                                                                      ========   ========  ========  ========   ========
                    Total investment return                              4.87%      4.52%     2.57%     2.74%      4.44%
                                                                      ========   ========  ========  ========   ========

Ratios to Average   Expenses                                             1.13%       .98%      .90%      .86%       .79%
Net Assets:                                                           ========   ========  ========  ========   ========
                    Investment income and realized gain
                    on investments--net                                  4.83%      4.35%     2.54%     2.72%      4.48%
                                                                      ========   ========  ========  ========   ========

Supplemental        Net assets, end of year (in thousands)            $ 34,865   $ 89,119  $135,301  $156,677   $237,868

Data:                                                                 ========   ========  ========  ========   ========

                  ++Less than $.0001 per share.

                    See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Summit Cash Reserves Fund (the "Fund") is a separate fund offering a separate class of shares of Financial Institutions Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which comprises a series of separate portfolios offering a separate class of shares to selected groups of purchasers. The Fund is currently the only operating series of the Trust. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The money market securities in which the Fund invests are traded primarily in the over-the-counter markets. Investments maturing more than sixty days after the valuation date are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When such securities are valued with sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Investments maturing within sixty days from their date of acquisition are valued at amortized cost, which approximates market value. Assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trustees of the Trust. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Repurchase agreements--The Fund invests in US Government securities pursuant to repurchase agreements with a member bank of the Federal Reserve System or a primary dealer in US Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized.

(f) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

2. Investment Advisory and Administrative
Agreements:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM" or "Investment Adviser") and Broadcort Capital Corporation (the "Administrator"), a subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of ML & Co., which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Investment Adviser and the Administrator each receive a fee from the Fund at the end of each month at the annual rate of 0.275% of the average daily net assets of the Fund not exceeding $500 million, and at the annual rate of 0.25% of average daily net assets in excess of $500 million. Under their respective agreements with the Fund, the Investment Adviser and the Administrator are obligated to reimburse the Fund to the extent the Fund's aggregate ordinary operating

NOTES TO FINANCIAL STATEMENTS (concluded)

expenses (excluding interest, taxes, brokerage fees and commissions, and extraordinary charges such as litigation costs) exceed in any fiscal year 2.5% of the Fund's first $30 million of average daily net assets, 2.0% of the next $70 million of average daily net assets, and 1.5% of the remaining average daily net assets. No fee payment will be made to the Investment Adviser or Administrator during the year which will cause such expenses to exceed the pro rata expense limitation at the time of such payment. The Investment Adviser and Administrator will share equally with respect to any reimbursements made pursuant to the expense limitations.

Merrill Lynch Funds Distributor, Inc. ("MLFD"), a wholly-owned subsidiary of Merrill Lynch Group, Inc., is the Distributor of the shares of the Fund.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-

owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, MLFD, MLFDS, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:
At May 31, 1996, the Fund had a net capital loss carryforward of approximately $4,800, all of which expires in 2004. This amount will be available to offset like amounts of any future taxable gains.

             ----------------------------------------------------
             ----------------------------------------------------

                               TABLE OF CONTENTS


                                                 PAGE
                                                 ----
Investment Objectives and Policies............     2
Management of the Trust.......................     4
  Trustees and Officers.......................     4
  Compensation of Trustees....................     5
  Management and Advisory
     Arrangements.............................     6
Purchase of Shares............................     8
Redemption of Shares..........................     9
Portfolio Transactions........................     9
Determination of Net Asset Value..............    11
Yield Information.............................    12
Shareholder Services..........................    12
  Investment Account..........................    12
  Exchange Program............................    13
Taxes.........................................    14
  Federal.....................................    14
General Information...........................    16
  Description of Series and Shares............    16
  Custodian...................................    16
  Transfer Agent..............................    16
  Independent Auditors........................    16
  Legal Counsel...............................    17
  Reports to Shareholders.....................    17
  Additional Information......................    17
Appendix......................................    18
Independent Auditors' Report..................    20
Financial Statements..........................    21



             ----------------------------------------------------
             ----------------------------------------------------


             ----------------------------------------------------
             ----------------------------------------------------

Statement of
Additional Information


                                     [LOGO]

-------------------------------------------------
SUMMIT CASH
RESERVES FUND

FINANCIAL INSTITUTIONS SERIES TRUST

 FINANCIAL INSTITUTIONS SERIES TRUST IS ORGANIZED AS A MASSACHUSETTS BUSINESS TRUST. IT IS NOT A BANK NOR DOES IT OFFER FIDUCIARY OR TRUST SERVICES. SHARES OF THE SUMMIT CASH RESERVES FUND ARE NOT EQUIVALENT TO A BANK ACCOUNT. AS WITH ANY INVESTMENT IN SECURITIES, THE VALUE OF A SHAREHOLDER'S INVESTMENT IN THE MONEY FUND MAY FLUCTUATE. A SHAREHOLDER'S INVESTMENT IN THE MONEY FUND IS NOT INSURED BY ANY GOVERNMENT AGENCY.


Principal Office of the Trust:
800 Scudders Mill Road
Plainsboro, New Jersey 08536



Mailing Address:
P.O. Box 9011
Princeton, New Jersey 08543-9011
September 30, 1996


             ----------------------------------------------------
             ----------------------------------------------------

                           PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

     (A) FINANCIAL STATEMENTS:


          Contained in Part A:
             Financial Highlights for each of the years in the ten-year period ended May 31, 1996



          Contained in Part B:
             Schedule of Investments as of May 31, 1996
             Statement of Assets and Liabilities as of May 31, 1996
             Statement of Operations for the year ended May 31, 1996
             Statement of Changes in Net Assets for the years ended May 31, 1996 and 1995
             Financial Highlights for each of the years in the five-year period ended May 31, 1996


     (B) EXHIBITS:


EXHIBIT
NUMBER                                                       DESCRIPTION
-------         ------------------------------------------------------------------------------------------------------
  1(a)      --  Declaration of Trust, dated July 10, 1987.(a)
   (b)      --  Instrument establishing Summit Cash Reserves Fund (the 'Fund') as a series of the Registrant.(a)
  2         --  By-Laws of Registrant.(a)
  3         --  None.
  4         --  Portions of the Declaration of Trust, Establishment and Designation and By-Laws of the Registrant
                defining the rights of holders of the Fund as a series of the Registrant.(b)
  5(a)      --  Investment Management Agreement between Registrant and Fund Asset Management, Inc. relating to Summit
                Cash Reserves Fund.(a)
   (b)      --  Administrative Agreement between Registrant and Fund Asset Management, L.P. relating to Summit Cash
                Reserves Fund.(c)
   (c)      --  Form of Sub-Administrative Agreement relating to Summit Cash Reserves Fund.(c)
   (d)      --  Administrative Agreement between Registrant and Broadcort Capital Corp. relating to Summit Cash
                Reserves Fund.(a)
   (e)      --  Form of Sub-Administrative Agreement relating to Summit Cash Reserves Fund.(a)
  6(a)      --  Amended and Restated Distribution Agreement between Registrant and Merrill Lynch Funds Distributor,
                Inc.(a)
   (b)      --  Form of Selected Dealers Agreement relating to Summit Cash Reserves Fund.(a)
  7         --  None.
  8         --  Custody Agreement between Registrant and The Bank of New York relating to Summit Cash Reserves
                Fund.(a)

  9         --  Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement between
                Registrant and Merrill Lynch Financial Data Service, Inc. relating to Summit Cash Reserves Fund.(a)
 10         --  Opinion of Brown & Wood LLP, counsel to the Registrant.
 11         --  Consent of Deloitte & Touche LLP, independent auditors for the Registrant.
 12         --  None.
 13         --  Certificate of Fund Asset Management, Inc. relating to Summit Cash Reserves Fund.(a)
 14         --  None.
 15         --  None.
 16         --  Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22.(a)
 17         --  Financial Data Schedule.


                                                        (Footnotes on next page)

(Footnotes from previous page)

------------------
(a) Refiled pursuant to the Electronic Data Gathering, Analysis and Retrieval ('EDGAR') phase-in requirements.

(b) Reference is made to Article II, Section 2.3 and Articles V, VI, VIII, IX, X and XI of the Registrant's Declaration of Trust, previously filed as Exhibit 1(a) to the Registration Statement referred to in paragraph (a) above; to the Certificates of Establishment and Designation establishing the Fund as a series of the Registrant and establishing Class A and Class B shares of beneficial interest of the Fund, which will be filed as Exhibits 1(c) and 1(d), respectively, to the Registration Statement; and to Articles I, V and VI of the Registrant's By-Laws, previously filed as Exhibit 2 to the Registration Statement referred to in paragraph (a) above.


(c) Filed on EDGAR as an exhibit to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A, filed September 27, 1995.


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     Registrant is not controlled by or under common control with any person.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.


                                                                  NUMBER OF
                                                                 HOLDERS AT
                       TITLE OF CLASS                          AUGUST 31, 1996
------------------------------------------------------------   ---------------

Shares of beneficial interest, par value $.10 per share.....        1,516

Note: The number of holders shown above includes holders of record plus beneficial owners whose shares are held of record by Merrill Lynch, Pierce, Fenner & Smith Incorporated.


ITEM 27.  INDEMNIFICATION.

     Section 5.3 of the Registrant's Declaration of Trust provides as follows:

          'The Trust shall indemnify each of its Trustees, officers, employees, and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest, as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person. The rights accruing to any Person under these provisions shall not exclude any other rights to which he may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 [relating to no personal liability of shareholders, Trustees, etc.] or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any Person with respect to any claim for indemnity or reimbursement or otherwise. The Trustee may make advance payments in connection with indemnification under this Section 5.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.'

     Insofar as the conditional advancing or indemnification moneys for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement;
(ii) advances may be made only upon
receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii)(a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

     In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933 against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceedings) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT MANAGER.


     Fund Asset Management, L.P. (the 'Investment Manager') acts as the investment adviser for the following open-end investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Institutional Tax-Exempt Fund, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value

Fund, Inc., Merrill Lynch World Income Fund, Inc. and The Municipal Fund Accumulation Program, Inc.; and for the following closed-end investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest California Insured Fund, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest New York Insured Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Insured Fund II, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield New York Insured Fund III, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., Taurus MuniCalifornia Holdings, Inc., Taurus MuniNewYork Holdings, Inc. and Worldwide Dollar Vest Fund, Inc.



     Merrill Lynch Asset Management, L.P. ('MLAM'), an affiliate of the Investment Adviser, acts as the investment adviser for the following open-end investment companies: Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fund For Tomorrow, Inc., Merrill Lynch Fundamental Growth Fund, Inc., Merrill

Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Growth Fund, Inc., Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Institutional Intermediate Fund, Merrill Lynch International Equity Fund, Merrill Lynch Global Holdings, Inc., Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Global Resources Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utility Income Fund, Inc., and Merrill Lynch Variable Series Funds, Inc.; and for the following closed-end investment companies: Convertible Holdings, Inc., Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Municipal Strategy Fund, Inc.




     The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Institutional Intermediate Fund is One Financial Center, 15th Floor, Boston, Massachusetts 02111-2646. The address of the Investment Manager, MLAM and Merrill Lynch Funds Distributor, Inc. (the 'Distributor') is also P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ('Merrill Lynch') and Merrill Lynch & Co., Inc. ('ML & Co.') is North Tower, World Financial Center, 250 Vesey Street, New York, New York 10281. The address of Merrill Lynch Financial Data Services, Inc. is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.



     Set forth below is a list of each officer and partner of the Investment Manager indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since June 1, 1993 for his or her or its own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Zeikel is President, Mr. Richard is Treasurer and Mr. Glenn is Executive Vice President of substantially all of the investment companies described in the preceding paragraph and also hold the same positions with all or substantially all of the investment companies advised by MLAM as they do with those advised by the Investment Manager. Messrs. Giordano, Harvey, Hewitt, Kirstein and Monagle are directors or officers of one or more of such companies.



                                          POSITION WITH                   OTHER SUBSTANTIAL BUSINESS,
              NAME                     INVESTMENT MANAGER              PROFESSION, VOCATION OR EMPLOYMENT
---------------------------------  ---------------------------  ------------------------------------------------
ML & Co. ........................  Limited Partner              Financial Services Holding Company

Princeton Services, Inc.
  ('Princeton Services').........  General Partner              General Partner of MLAM

Arthur Zeikel....................  President                    President of MLAM; President and Director of
                                                                  Princeton Services; Director of Merrill Lynch
                                                                  Funds Distributor, Inc. ('MLFD'); Executive
                                                                  Vice President of Merrill Lynch & Co., Inc.;
                                                                  Executive Vice President of Merrill Lynch

Terry K. Glenn...................  Executive Vice President     Executive Vice President of MLAM; Vice President
                                                                  and Director of Princeton Services; President
                                                                  and Director of MLFD; President of Princeton
                                                                  Administrators, L.P.

Vincent R. Giordano..............  Senior Vice President        Senior Vice President of MLAM; Senior Vice

                                                                  President of Princeton Services

Elizabeth Griffin................  Senior Vice President        Senior Vice President of MLAM

Norman R. Harvey.................  Senior Vice President        Senior Vice President of MLAM; Senior Vice
                                                                  President of Princeton Services

Michael J. Hennewinkel...........  Senior Vice President        Senior Vice President of MLAM

N. John Hewitt...................  Senior Vice President        Senior Vice President of MLAM; Senior Vice
                                                                  President of Princeton Services

                                          POSITION WITH                   OTHER SUBSTANTIAL BUSINESS,
              NAME                     INVESTMENT MANAGER              PROFESSION, VOCATION OR EMPLOYMENT
---------------------------------  ---------------------------  ------------------------------------------------
Philip L. Kirstein...............  Senior Vice President,       Senior Vice President, General Counsel and
                                     General Counsel and          Secretary of MLAM; Senior Vice President,
                                     Secretary                    General Counsel, Director and Secretary of
                                                                  Princeton Services; Director of MLFD

Ronald M. Kloss..................  Senior Vice President and    Senior Vice President and Controller of MLAM;
                                     Controller                   Senior Vice President and Controller of
                                                                  Princeton Services

Stephen M. M. Miller.............  Senior Vice President        Executive Vice President of Princeton
                                                                  Administration; Senior Vice President of
                                                                  Princeton Services

Joseph T. Monagle................  Senior Vice President        Senior Vice President of MLAM; Senior Vice
                                                                  President of Princeton Services

Michael L. Quinn.................  Senior Vice President        Senior Vice President of FAM; Senior Vice
                                                                  President of Princeton Services; Managing
                                                                  Director and First Vice President of Merrill
                                                                  Lynch from 1989 until 1995

Richard L. Reller................  Senior Vice President        Senior Vice President of MLAM; Senior Vice
                                                                  President of Princeton Services

Gerald M. Richard................  Senior Vice President and    Senior Vice President and Treasurer of MLAM;
                                     Treasurer                    Vice President and Treasurer of Princeton
                                                                  Services; Vice President and Treasurer of MLFD

Ronald L. Welburn................  Senior Vice President        Senior Vice President of MLAM; Senior Vice

                                                                  President of Princeton Services

Anthony Wiseman..................  Senior Vice President        Senior Vice President of MLAM; Senior Vice
                                                                  President of Princeton Services


ITEM 29.  PRINCIPAL UNDERWRITERS.

     (a) MLFD acts as the principal underwriter for the Registrant, for each of the open-end investment companies referred to in the first two paragraphs of
Item 28 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, Convertible Holdings, Inc., The Corporate Fund Accumulation Program, Inc., MuniAssets Fund, Inc., and The Municipal Fund Accumulation Program, Inc.; and MLFD also acts as the principal underwriter for the following closed-end investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc.


     (b) Set forth below is information concerning each director and officer of the Distributor. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Aldrich, Brady, Breen, Crook, Fatseas and Wasel is One Financial Center, 15th Floor, Boston, Massachusetts 02111-2646.



                                                     (2)                                (3)
              (1)                           POSITIONS AND OFFICES              POSITIONS AND OFFICES
              NAME                            WITH DISTRIBUTOR                    WITH REGISTRANT
--------------------------------   ---------------------------------------  ---------------------------
Terry K. Glenn..................   President and Director                    Executive Vice President

Arthur Zeikel...................   Director                                    President and Trustee

Philip L. Kirstein..............   Director                                            None

William E. Aldrich..............   Senior Vice President                               None

Robert W. Crook.................   Senior Vice President                               None

Kevin Boman.....................   Vice President                                      None

Michael J. Brady................   Vice President                                      None

William M. Breen................   Vice President                                      None

Mark A. DeSario.................   Vice President                                      None

                                                     (2)                                (3)
              (1)                           POSITIONS AND OFFICES              POSITIONS AND OFFICES
              NAME                            WITH DISTRIBUTOR                    WITH REGISTRANT
--------------------------------   ---------------------------------------  ---------------------------
James T. Fatseas................   Vice President                                      None

Michelle T. Lau.................   Vice President                                      None

Debra W. Landsman-Yaros.........   Vice President                                      None

Gerald M. Richard...............   Vice President and Treasurer                      Treasurer

Salvatore Venezia...............   Vice President                                      None

William Wasel...................   Vice President                                      None

Robert Harris...................   Secretary                                         Secretary


     (c) Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.


     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules thereunder will be maintained at the offices of the Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536 and the Transfer Agent, 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.


ITEM 31.  MANAGEMENT SERVICES.

     Other than as set forth under the caption 'Management of the Trust--Management and Advisory Arrangements' in the Prospectus constituting Part A and the Statement of Additional Information constituting Part B of the Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 32.  UNDERTAKINGS.

     (a) Not applicable.

     (b) Not applicable.

     (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE TOWNSHIP OF PLAINSBORO, AND STATE OF NEW JERSEY ON THE 26TH DAY OF SEPTEMBER, 1996.


                                          FINANCIAL INSTITUTIONS SERIES TRUST
                                            (Registrant)

                                          By        /s/ GERALD M. RICHARD
                                             -----------------------------------
                                               (Gerald M. Richard, Treasurer)

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.


            SIGNATURE                           TITLE                      DATE
----------------------------------  ------------------------------  ------------------

          ARTHUR ZEIKEL*            President and Trustee
----------------------------------    (Principal Executive
         (Arthur Zeikel)              Officer)


      /s/ GERALD M. RICHARD         Treasurer (Principal Financial
----------------------------------    and Accounting Officer)       September 26, 1996
       (Gerald M. Richard)


           JOE GRILLS*              Trustee
----------------------------------
           (Joe Grills)


          WALTER MINTZ*             Trustee
----------------------------------
          (Walter Mintz)


     ROBERT S. SALOMON, JR.*        Trustee

----------------------------------
     (Robert S. Salomon, Jr.)


        MELVIN R. SEIDEN*           Trustee
----------------------------------
        (Melvin R. Seiden)


       STEPHEN B. SWENSRUD*         Trustee
----------------------------------
      (Stephen B. Swensrud)


     *By/s/ GERALD M. RICHARD
----------------------------------                                  September 26, 1996
       (Gerald M. Richard,
        Attorney-in-Fact)

                                 EXHIBIT INDEX


EXHIBIT
NUMBER                                                   DESCRIPTION
-------  ------------------------------------------------------------------------------------------------------------
 10       --   Opinion of Brown & Wood LLP, counsel to the Registrant.
 11       --   Consent of Deloitte & Touche LLP, independent auditors for the Registrant.
 27       --   Financial Data Schedule.


------------------
(a) Refiled pursuant to the Electronic Data Gathering, Analysis and Retrieval ('EDGAR') phase-in requirements.

(b) Reference is made to Article II, Section 2.3 and Articles V, VI, VIII, IX, X and XI of the Registrant's Declaration of Trust, previously filed as Exhibit 1(a) to the Registration Statement referred to in paragraph (a) above; to the Certificates of Establishment and Designation establishing the Fund as a series of the Registrant and establishing Class A and Class B shares of beneficial interest of the Fund, which will be filed as Exhibits 1(c) and 1(d), respectively, to the Registration Statement; and to Articles I, V and VI of the Registrant's By-Laws, previously filed as Exhibit 2 to the Registration Statement referred to in paragraph (a) above.